(PRINCIPAL PRESERVATION LOGO)

                              Tax-Exempt Portfolio

                              Government Portfolio

                             S&P100 Plus Portfolio

                          Dividend Achievers Portfolio

                             Select Value Portfolio

                          PSETech 100 Index Portfolio

                                  ------------

                                 ANNUAL REPORT
                                TO SHAREHOLDERS

                               DECEMBER 31, 1997
                                  ------------

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
             PRESIDENT'S LETTER/MANAGEMENT DISCUSSION AND ANALYSIS
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 1997


                                                               February 23, 1998
Dear Shareholders:

  I am pleased to present the annual report to shareholders of Principal Preservation Portfolios, Inc. Total net assets of the mutual fund family have grown from $411,000,000 at December 31, 1996 to a current level in excess of $500,000,000 as of the date of this letter. The growth occurred equally through market appreciation and net sales in both the long term and money market fund assets.

  Continuing the trend from 1995 and 1996, investors of stock mutual funds enjoyed strong returns during 1997, reaching record highs in the Dow, the S&P 500 and other major indices. Only a brief setback due to turmoil in the Asian financial markets took any luster off the strong returns. Overall, bond markets enjoyed a stable year, partly because the Federal Reserve was not inclined to move interest rates as inflation appeared under control. Yields of bonds trended downward anywhere from 0.10% to 0.40%, adding positive total return to the interest paid.

  Overall, the Fund family performed in line with the benchmarks and each portfolio's performance compared favorably to the average for mutual funds in its respective category. On the following pages we will discuss further each portfolio's performance and the reasons for over or under performance.

  We have contacted each of our vendors with respect to year 2000 compliance issues. As a result, we have received assurances that compliance will be achieved. Each of the vendors have begun system modifications and are executing testing phases of the implementation program. To our knowledge the year 2000 should not have an impact on any vendor's ability to continue to provide its service.

  We thank you for your continued support as a shareholder of Principal Preservation.

                                          Sincerely,


                                          /s/ Robert J. Tuszynski


                                          Robert J. Tuszynski
                                          President and CEO

The accompanying report is intended for the existing shareholders of Principal Preservation. It does not constitute an offer to sell. Any investor wishing to receive more information about the portfolios should obtain a prospectus which includes a discussion of each investment objective and all sales charges and expenses of the relevant portfolio(s).

                       MANAGEMENT DISCUSSION AND ANALYSIS

FIXED INCOME ANALYSIS

  During the course of the year, broad-based stock and bond market rallies kept investor focus on longer term securities. As a result of a stable economy and a perception that little to no inflation was occurring, the yield on the 30-year U.S. Treasury Bond fell from 6.80% to 5.92% in 1997. Municipal yields for 30-year AAA general obligation bonds fell from 5.39% to 4.99%. Yields for A rated general obligation bonds fell from 5.68% to 5.22% during the same period, thereby tightening the yield curve between bonds of a higher credit quality as compared to those of lower credit quality. Consistent with taxable short term interest rates, the short end of the municipal bond market remained fairly constant, declining in yield by only 0.08%. The Federal Reserve Board did not change the Federal Funds rate during the last nine months of 1997. The rapid decline of the long term interest rates, coupled with stable short rates, caused a flattening of the yield curve. While the severe downturn in the Asian financial markets fueled a downturn in the equity markets, the credit markets showed optimism that domestic inflation would remain under control. Therefore, the bond market did not experience the same downturn. However, we did witness increased investor demand for higher quality municipal securities in the fourth quarter of 1997.

GENERAL STOCK MARKET ANALYSIS

  In general, 1997 was a good year for stock mutual fund investors. The major market indices reached new highs, and the rally was broad based, covering many market sectors and companies of all market capitalizations, large and small. However, larger cap stock indices performed better than small cap stocks, as evidenced by comparing the 33.38% total return of the S&P 500 to the 22.36% total return of the Russell 2000 index. The economy was strong, including robust Gross Domestic Product growth, low unemployment, and high consumer confidence. Historically this environment is accompanied by higher interest rates and inflation. However, 1997 was different in this regard, as interest rates fell and inflation remained in check. The Asian market financial crisis caused many investors to focus on the stocks of large companies as a safe haven.

  TAX-EXEMPT PORTFOLIO

  Shown below is a comparison of the change in value of a $10,000 investment in Principal Preservation Tax-Exempt Portfolio and the Lehman 20-Year Municipal Bond Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

             Principal Preservation                  Lehman 20-Year
     Date      Tax-Exempt Portfolio            Municipal Bond Index
  -------      --------------------            --------------------
  12/31/87                   $9,650                         $10,000
  1/29/88                    $9,570                         $10,356
  2/29/88                    $9,554                         $10,466
  3/31/88                    $9,609                         $10,345
  4/29/88                    $9,700                         $10,424
  5/31/88                    $9,816                         $10,394
  6/30/88                    $9,920                         $10,546
  7/29/88                    $9,964                         $10,615
  8/31/88                   $10,022                         $10,625
  9/30/88                   $10,103                         $10,817
  10/31/88                  $10,234                         $11,007
  11/30/88                  $10,115                         $10,906
  12/31/88                  $10,222                         $11,017
  1/31/89                   $10,368                         $11,245
  2/28/89                   $10,325                         $11,117
  3/31/89                   $10,281                         $11,090
  4/28/89                   $10,470                         $11,353
  5/31/89                   $10,646                         $11,589
  6/30/89                   $10,771                         $11,747
  7/31/89                   $10,871                         $11,907
  8/31/89                   $10,826                         $11,790
  9/30/89                   $10,834                         $11,755
  10/31/89                  $10,949                         $11,898
  11/30/89                  $11,036                         $12,106
  12/31/89                  $11,164                         $12,205
  1/31/90                   $11,144                         $12,148
  2/28/90                   $11,192                         $12,256
  3/31/90                   $11,240                         $12,260
  4/30/90                   $11,136                         $12,172
  5/31/90                   $11,296                         $12,437
  6/30/90                   $11,384                         $12,546
  7/31/90                   $11,514                         $12,730
  8/31/90                   $11,391                         $12,545
  9/30/90                   $11,396                         $12,553
  10/31/90                  $11,561                         $12,780
  11/30/90                  $11,767                         $13,037
  12/31/90                  $11,859                         $13,094
  1/31/91                   $11,995                         $13,269
  2/28/91                   $12,132                         $13,384
  3/31/91                   $12,153                         $13,389
  4/30/91                   $12,232                         $13,567
  5/31/91                   $12,312                         $13,688
  6/30/91                   $12,377                         $13,674
  7/31/91                   $12,458                         $13,841
  8/31/91                   $12,614                         $14,024
  9/30/91                   $12,726                         $14,206
  10/31/91                  $12,854                         $14,334
  11/30/91                  $12,889                         $14,374
  12/31/91                  $13,047                         $14,683
  1/31/92                   $13,129                         $14,717
  2/29/92                   $13,118                         $14,721
  3/31/92                   $13,168                         $14,727
  4/30/92                   $13,312                         $14,858
  5/31/92                   $13,471                         $15,033
  6/30/92                   $13,646                         $15,286
  7/31/92                   $14,140                         $15,745
  8/31/92                   $13,934                         $15,591
  9/30/92                   $13,968                         $15,692
  10/30/92                  $13,760                         $15,538
  11/30/92                  $14,071                         $15,816
  12/31/92                  $14,172                         $15,977
  1/31/93                   $14,437                         $16,162
  2/28/93                   $15,030                         $16,747
  3/31/93                   $14,883                         $16,569
  4/30/93                   $15,050                         $16,736
  5/31/93                   $15,135                         $16,830
  6/30/93                   $15,386                         $17,111
  7/31/93                   $15,418                         $17,133
  8/31/93                   $15,753                         $17,489
  9/30/93                   $15,972                         $17,688
  10/30/93                  $16,003                         $17,722
  11/30/93                  $15,845                         $17,566
  12/31/93                  $16,202                         $17,937
  1/31/94                   $16,405                         $18,163
  2/28/94                   $15,935                         $17,620
  3/31/94                   $15,203                         $16,691
  4/30/94                   $15,338                         $16,828
  5/31/94                   $15,474                         $17,027
  6/30/94                   $15,363                         $16,857
  7/31/94                   $15,676                         $17,243
  8/31/94                   $15,706                         $17,291
  9/30/94                   $15,453                         $16,945
  10/31/94                  $15,110                         $16,498
  11/30/94                  $14,783                         $16,112
  12/31/94                  $15,162                         $16,618
  1/31/95                   $15,686                         $17,268
  2/28/95                   $16,176                         $17,895
  3/31/95                   $16,354                         $18,099
  4/30/95                   $16,367                         $18,095
  5/31/95                   $16,952                         $18,777
  6/30/95                   $16,706                         $18,488
  7/31/95                   $16,793                         $18,584
  8/31/95                   $17,028                         $18,839
  9/30/95                   $17,133                         $18,988
  10/31/95                  $17,428                         $19,392
  11/30/95                  $17,705                         $19,821
  12/31/95                  $17,898                         $20,098
  1/31/96                   $17,985                         $20,200
  2/29/96                   $17,842                         $19,970
  3/31/96                   $17,603                         $19,650
  4/30/96                   $17,537                         $19,571
  5/31/96                   $17,531                         $19,594
  6/30/96                   $17,755                         $19,870
  7/31/96                   $17,883                         $20,065
  8/31/96                   $17,834                         $20,033
  9/30/96                   $18,159                         $20,438
  10/31/96                  $18,347                         $20,683
  11/30/96                  $18,695                         $21,115
  12/31/96                  $18,571                         $20,990
  1/31/97                   $18,543                         $20,969
  2/28/97                   $18,694                         $21,193
  3/31/97                   $18,323                         $20,860
  4/30/97                   $18,534                         $21,092
  5/31/97                   $18,846                         $21,472
  6/30/97                   $19,060                         $21,743
  7/31/97                   $19,783                         $22,474
  8/31/97                   $19,399                         $22,198
  9/30/97                   $19,694                         $22,504
  10/31/97                  $19,824                         $22,668
  11/30/97                  $19,954                         $22,852
  12/31/97                  $20,318                         $23,268

AVERAGE ANNUAL TOTAL RETURN

                        1-YEAR    5-YEAR   10-YEAR
 Tax-Exempt:            ------    ------   -------
   Full Sales Charge     5.57%     6.71%     7.35%
   Net Asset Value       9.40%     7.47%     7.73%

Past performance is not predictive of future performance.

LEHMAN 20-YEAR MUNICIPAL BOND INDEX

  The Lehman 20-Year Municipal Bond Index is a broad based index containing over 22,000 issues with maturities ranging from 2-30 years. The issues comprising the index are generated from the issues completed within the last five years with total issue size of $50,000,000 and larger. The average quality rating is "AA." The index performance shown above does not include sales charges or other fees which would have been incurred had an investor attempted to replicate the index.

TAX-EXEMPT PORTFOLIO

  The total return of the Tax-Exempt Portfolio for the 12 months ended December 31, 1997 was 9.40%, compared to the Lehman 20 year municipal bond return of 10.85%. However, the portfolio compared favorably to the average total return of Morningstar General Municipal Bond Category of 8.10%.

  Due to the flattening yield curve, the tightened yield differential between AAA and A rated securities, and uncertainty surrounding what effects the Asian financial markets may have on the U.S. financial markets in the future, the portfolio manager continued his focus on high credit-quality issues, which typically offer somewhat lower yielding coupons. As a result, the portfolio's performance generally followed the municipal market, but lagged funds that used unrated municipal bonds.

  The portfolio manager made some adjustments to the portfolio's holdings. He eliminated issues from states that do not have an income tax on municipal bonds, and invested the proceeds in municipal issues from states that do tax municipal bonds. He also sold higher priced, higher yield securities that had soon approaching call dates, and replaced them with securities that have lower coupon rates, and no call provision bonds. These moves increased the turnover rate above historic levels and generated capital gains. As a result of these moves, the manager was able to perform quite well in the stable to falling interest rate environment that persisted throughout 1997. He does not anticipate changing his position in the near future, as he believes the bond market will remain relatively stable.

GOVERNMENT PORTFOLIO

  Shown below is a graphic depiction of the Government Portfolio versus the Lehman Intermediate Government Bond Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

             Principal Preservation             Lehman Intermediate
  date         Government Portfolio           Government Bond Index
  ----         --------------------           ---------------------
  12/31/87                   $9,650                         $10,000
  1/29/88                    $9,971                         $10,248
  2/29/88                   $10,016                         $10,357
  3/31/88                    $9,889                         $10,314
  4/29/88                    $9,793                         $10,296
  5/31/88                    $9,696                         $10,247
  6/30/88                    $9,905                         $10,414
  7/29/88                    $9,908                         $10,383
  8/31/88                    $9,977                         $10,396
  9/30/88                   $10,182                         $10,576
  10/31/88                  $10,321                         $10,722
  11/30/88                  $10,233                         $10,630
  12/31/88                  $10,280                         $10,641
  1/31/89                   $10,365                         $10,747
  2/28/89                   $10,265                         $10,701
  3/31/89                   $10,317                         $10,751
  4/28/89                   $10,475                         $10,968
  5/31/89                   $10,715                         $11,180
  6/30/89                   $11,016                         $11,465
  7/31/89                   $11,223                         $11,698
  8/31/89                   $11,029                         $11,856
  9/30/89                   $11,067                         $11,913
  10/31/89                  $11,329                         $12,163
  11/30/89                  $11,430                         $12,283
  12/31/89                  $11,458                         $12,319
  1/31/90                   $11,335                         $12,243
  2/28/90                   $11,362                         $12,288
  3/31/90                   $11,353                         $12,303
  4/30/90                   $11,255                         $12,262
  5/31/90                   $11,530                         $12,524
  6/30/90                   $11,690                         $12,689
  7/31/90                   $11,852                         $12,867
  8/31/90                   $11,725                         $12,821
  9/30/90                   $11,837                         $12,935
  10/31/90                  $12,015                         $13,115
  11/30/90                  $12,276                         $13,313
  12/31/90                  $12,456                         $13,497
  1/31/91                   $12,556                         $13,636
  2/28/91                   $12,627                         $13,719
  3/31/91                   $12,670                         $13,794
  4/30/91                   $12,797                         $13,936
  5/31/91                   $12,854                         $14,014
  6/30/91                   $12,799                         $14,025
  7/31/91                   $12,943                         $14,176
  8/31/91                   $13,275                         $14,445
  9/30/91                   $13,549                         $14,691
  10/31/91                  $13,694                         $14,858
  11/30/91                  $13,855                         $15,032
  12/31/91                  $14,341                         $15,397
  1/31/92                   $14,045                         $15,249
  2/29/92                   $14,087                         $15,296
  3/31/92                   $13,961                         $15,235
  4/30/92                   $14,059                         $15,372
  5/31/92                   $14,340                         $15,601
  6/30/92                   $14,592                         $15,826
  7/31/92                   $15,014                         $16,130
  8/31/92                   $15,175                         $16,295
  9/30/92                   $15,445                         $16,520
  10/30/92                  $15,170                         $16,322
  11/30/92                  $15,069                         $16,255
  12/31/92                  $15,316                         $16,465
  1/31/93                   $15,691                         $16,771
  2/28/93                   $16,034                         $17,018
  3/31/93                   $16,091                         $17,081
  4/30/93                   $16,225                         $17,214
  5/31/93                   $16,179                         $17,168
  6/30/93                   $16,560                         $17,417
  7/31/93                   $16,583                         $17,452
  8/31/93                   $16,936                         $17,712
  9/30/93                   $17,022                         $17,785
  10/30/93                  $17,057                         $17,828
  11/30/93                  $16,824                         $17,741
  12/31/93                  $16,895                         $17,814
  1/31/94                   $17,118                         $17,990
  2/28/94                   $16,708                         $17,744
  3/31/94                   $16,265                         $17,485
  4/30/94                   $16,111                         $17,371
  5/31/94                   $16,096                         $17,383
  6/30/94                   $16,045                         $17,386
  7/31/94                   $16,309                         $17,614
  8/31/94                   $16,346                         $17,665
  9/30/94                   $16,082                         $17,518
  10/31/94                  $16,065                         $17,522
  11/30/94                  $15,959                         $17,445
  12/31/94                  $15,980                         $17,503
  1/31/95                   $16,255                         $17,788
  2/28/95                   $16,632                         $18,131
  3/31/95                   $16,709                         $18,231
  4/30/95                   $16,915                         $18,442
  5/31/95                   $17,510                         $18,962
  6/30/95                   $17,619                         $19,083
  7/31/95                   $17,599                         $19,093
  8/31/95                   $17,785                         $19,250
  9/30/95                   $17,918                         $19,379
  10/31/95                  $18,147                         $19,590
  11/30/95                  $18,394                         $19,829
  12/31/95                  $18,591                         $20,025
  1/31/96                   $18,695                         $20,193
  2/29/96                   $18,406                         $19,979
  3/31/96                   $18,258                         $19,887
  4/30/96                   $18,168                         $19,829
  5/31/96                   $18,116                         $19,819
  6/30/96                   $18,321                         $20,021
  7/31/96                   $18,348                         $20,083
  8/31/96                   $18,317                         $20,105
  9/30/96                   $18,587                         $20,364
  10/31/96                  $18,940                         $20,698
  11/30/96                  $19,253                         $20,948
  12/31/96                  $19,014                         $20,835
  1/31/97                   $19,042                         $20,914
  2/28/97                   $19,069                         $20,947
  3/31/97                   $18,803                         $20,828
  4/30/97                   $19,061                         $21,064
  5/31/97                   $19,197                         $21,228
  6/30/97                   $19,397                         $21,411
  7/31/97                   $19,941                         $21,805
  8/31/97                   $19,710                         $21,722
  9/30/97                   $19,998                         $21,959
  10/31/97                  $20,308                         $22,216
  11/30/97                  $20,332                         $22,265
  12/31/97                  $20,554                         $22,445

AVERAGE ANNUAL TOTAL RETURN

                        1-YEAR    5-YEAR   10-YEAR
 Government:            ------    ------   -------
   Full Sales Charge     4.32%     5.31%     7.46%
   Net Asset Value       8.10%     6.06%     7.85%

Past performance is not predictive of future performance.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX

  The Lehman Intermediate Government Bond Index represents a total return of U.S. Government bonds ranging in maturity from 2-10 years. The average duration of the underlying index is approximately four years. The index does not contain any sales charge or expenses or other fees that would have to be incurred had an investor attempted to replicate the index.

GOVERNMENT PORTFOLIO

  The total return for the Government Portfolio (on the basis of net amount invested) for the twelve months ended December 31, 1997 was 8.10%, compared to the Lehman Intermediate Government Index return of 8.20% and the Morningstar Intermediate Government and all U.S. Government category averages of 8.41% and 8.05%, respectively.

  The bond market benefitted from the financial crisis that struck the Asian markets early in the fourth quarter. As the full brunt of the crisis hit, investors moved to U.S. dollar denominated assets, including U.S. Treasury Securities. This move helped fuel a decline in interest rates, which caused a drop in yields ranging from 0.15% on the five-year U.S. Treasury Note to 0.37% on the thirty-year U.S. Treasury Bond. The portfolio performance was affected by the yield decline, which contributed to its total return of 2.78%, as compared to 2.53% for Morningstar's all U.S. Government category average.

  During the course of the year, the portfolio manager continued to reduce the portfolio's exposure to the shortest premium Treasury positions, trading out of them for more current coupon securities. This move helped the portfolio during the falling interest rates that persisted throughout 1997. Conversely, the manager maintained a light position weighting of between 5-10% in mortgage backed securities, which underperformed the Treasury market. The manager does not intend to add to the mortgage backed positions, because he does not anticipate any rise in interest rates in the near future.

S&P 100 PLUS PORTFOLIO

  Shown below is a comparison of a $10,000 investment in the S&P 100 Plus Portfolio versus the S&P 100 Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

             Principal Preservation                         S&P 100
  Date       S&P 100 Plus Portfolio                           Index
  ----      -----------------------                          ------
  12/31/87                   $9,475                         $10,000
  1/29/88                    $9,813                         $10,327
  2/29/88                   $10,266                         $10,791
  3/31/88                    $9,882                         $10,311
  4/29/88                   $10,070                         $10,509
  5/31/88                   $10,229                         $10,655
  6/30/88                   $10,695                         $11,187
  7/29/88                   $10,705                         $11,149
  8/31/88                   $10,396                         $10,679
  9/30/88                   $10,755                         $11,073
  10/31/88                  $11,026                         $11,402
  11/30/88                  $10,936                         $11,291
  12/31/88                  $11,099                         $11,478
  1/31/89                   $11,824                         $12,412
  2/28/89                   $11,538                         $11,992
  3/31/89                   $11,593                         $12,134
  4/28/89                   $12,046                         $12,789
  5/31/89                   $12,377                         $13,175
  6/30/89                   $12,253                         $13,052
  7/31/89                   $13,309                         $14,242
  8/31/89                   $13,598                         $14,562
  9/30/89                   $13,529                         $14,502
  10/31/89                  $13,249                         $14,205
  11/30/89                  $13,495                         $14,469
  12/31/89                  $13,792                         $14,795
  1/31/90                   $12,915                         $13,853
  2/28/90                   $13,151                         $14,126
  3/31/90                   $13,453                         $14,495
  4/30/90                   $13,215                         $14,253
  5/31/90                   $14,436                         $15,611
  6/30/90                   $14,343                         $15,510
  7/31/90                   $14,321                         $15,481
  8/31/90                   $13,048                         $14,066
  9/30/90                   $12,466                         $13,408
  10/31/90                  $12,397                         $13,338
  11/30/90                  $13,106                         $14,136
  12/31/90                  $13,356                         $14,400
  1/31/91                   $14,046                         $15,137
  2/28/91                   $15,060                         $16,242
  3/31/91                   $15,426                         $16,617
  4/30/91                   $15,460                         $16,640
  5/31/91                   $16,155                         $17,405
  6/30/91                   $15,412                         $16,643
  7/31/91                   $16,156                         $17,465
  8/31/91                   $16,331                         $17,701
  9/30/91                   $15,945                         $17,290
  10/31/91                  $16,096                         $17,504
  11/30/91                  $15,407                         $16,804
  12/31/91                  $17,062                         $18,459
  1/31/92                   $16,811                         $18,217
  2/29/92                   $17,074                         $18,514
  3/31/92                   $16,778                         $18,212
  4/30/92                   $17,297                         $18,800
  5/31/92                   $17,406                         $18,933
  6/30/92                   $17,108                         $18,647
  7/31/92                   $17,689                         $19,246
  8/31/92                   $17,216                         $18,767
  9/30/92                   $17,279                         $18,806
  10/30/92                  $17,219                         $18,742
  11/30/92                  $17,766                         $19,319
  12/31/92                  $17,947                         $19,553
  1/31/93                   $18,165                         $19,817
  2/28/93                   $18,485                         $20,188
  3/31/93                   $18,820                         $20,574
  4/30/93                   $18,460                         $20,228
  5/31/93                   $18,975                         $20,821
  6/30/93                   $18,955                         $20,829
  7/31/93                   $18,814                         $20,729
  8/31/93                   $19,524                         $21,498
  9/30/93                   $19,267                         $21,214
  10/30/93                  $19,578                         $21,560
  11/30/93                  $19,487                         $21,513
  12/31/93                  $19,689                         $21,872
  1/31/94                   $20,435                         $22,723
  2/28/94                   $19,925                         $22,189
  3/31/94                   $18,937                         $21,144
  4/30/94                   $19,081                         $21,303
  5/31/94                   $19,515                         $21,831
  6/30/94                   $18,933                         $21,187
  7/31/94                   $19,593                         $21,973
  8/31/94                   $20,200                         $22,692
  9/30/94                   $19,817                         $22,254
  10/31/94                  $20,255                         $22,784
  11/30/94                  $19,565                         $22,016
  12/31/94                  $19,909                         $22,445
  1/31/95                   $20,268                         $22,887
  2/28/95                   $21,160                         $23,956
  3/31/95                   $21,800                         $24,749
  4/30/95                   $22,601                         $25,727
  5/31/95                   $23,510                         $26,846
  6/30/95                   $24,010                         $27,466
  7/31/95                   $24,735                         $28,378
  8/31/95                   $24,600                         $28,230
  9/30/95                   $25,774                         $29,642
  10/31/95                  $25,774                         $29,663
  11/30/95                  $26,797                         $30,894
  12/31/95                  $27,217                         $31,413
  1/31/96                   $28,290                         $32,739
  2/29/96                   $28,638                         $33,201
  3/31/96                   $28,921                         $33,540
  4/30/96                   $29,271                         $34,020
  5/31/96                   $29,983                         $34,945
  6/30/96                   $30,030                         $35,081
  7/31/96                   $28,544                         $33,443
  8/31/96                   $29,188                         $34,246
  9/30/96                   $30,681                         $36,064
  10/31/96                  $31,455                         $37,139
  11/30/96                  $33,901                         $40,099
  12/31/96                  $33,318                         $39,441
  1/31/97                   $35,355                         $42,312
  2/28/97                   $35,250                         $42,219
  3/31/97                   $33,944                         $40,572
  4/30/97                   $35,957                         $43,282
  5/31/97                   $37,864                         $45,628
  6/30/97                   $39,461                         $47,592
  7/31/97                   $42,707                         $51,471
  8/31/97                   $39,931                         $48,172
  9/30/97                   $41,987                         $50,735
  10/31/97                  $40,131                         $48,543
  11/30/97                  $42,200                         $51,111
  12/31/97                  $42,239                         $51,285

AVERAGE ANNUAL TOTAL RETURN

                        1-YEAR    5-YEAR   10-YEAR
 S&P 100 Plus:          ------    ------   -------
   Full Sales Charge    20.12%    17.40%    15.48%
   Net Asset Value      26.78%    18.67%    16.10%

Past performance is not predictive of future performance.

S&P 100 INDEX

  The S&P 100 Index is a broad based stock index comprised of the largest 100 securities in the United States based upon market capitalization. The index results do not include any sales charges or any other fees investors would incur had they attempted to replicate the index.

S&P 100 PLUS PORTFOLIO

  The total return for the S&P 100 Plus Portfolio (on the net amount invested) for the year ended December 31, 1997 was 26.78%, compared to the S&P 100 Index performance of 30.03% and the Lipper Growth and Income Fund Average of 27.0%.

  Much of the 3.25% under performance as compared to the S&P 100 Index can be attributed to the period before May 1, 1997. Prior to this time the over/ under weighting strategies employed by the sub-advisor did not perform well in the prevailing market environment. As the new portfolio manager began to implement his strategy, the performance relative to the index began to improve. The factors driving the improvement were the rebalancing of the entire portfolio to more closely replicate the index, less emphasis on over-weighting strategies in individual stocks, and a reduction in the cash position of the portfolio. Until the fourth quarter, this strategy kept the portfolio, after the effect of expenses, within 0.05% of the performance of the Index. During the fourth quarter, as the impact of the Asian financial crisis hit, over weighted technology stocks accounted for under performance relative to the index of approximately 0.20%. The remaining over weighted positions resulted in under performance of 0.10% during the fourth quarter of 1997. Overall, the performance relative to the Index improved as compared to the first four months.

DIVIDEND ACHIEVERS PORTFOLIO

  Shown below is a graphic comparison between a $10,000 investment made in Dividend Achievers versus the S&P 500 Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

                  Principal Preservation                  S&P 500
  Date           Dividend Achievers Portfolio               Index
  12/31/87                   $9,475                       $10,000
  1/29/88                    $9,886                       $10,421
  2/29/88                   $10,318                       $10,907
  3/31/88                   $10,086                       $10,570
  4/29/88                   $10,086                       $10,687
  5/31/88                   $10,097                       $10,780
  6/30/88                   $10,522                       $11,275
  7/29/88                   $10,436                       $11,232
  8/31/88                   $10,255                       $10,850
  9/30/88                   $10,684                       $11,312
  10/31/88                  $10,878                       $11,626
  11/30/88                  $10,663                       $11,460
  12/31/88                  $10,896                       $11,659
  1/31/89                   $11,332                       $12,512
  2/28/89                   $11,179                       $12,200
  3/31/89                   $11,416                       $12,484
  4/28/89                   $11,746                       $13,132
  5/31/89                   $12,218                       $13,664
  6/30/89                   $12,155                       $13,586
  7/31/89                   $13,072                       $14,813
  8/31/89                   $13,083                       $15,103
  9/30/89                   $13,031                       $15,041
  10/31/89                  $12,532                       $14,692
  11/30/89                  $12,709                       $14,992
  12/31/89                  $13,020                       $15,352
  1/31/90                   $12,249                       $14,322
  2/28/90                   $12,294                       $14,507
  3/31/90                   $12,495                       $14,891
  4/30/90                   $12,169                       $14,520
  5/31/90                   $13,181                       $15,936
  6/30/90                   $13,327                       $15,829
  7/31/90                   $13,248                       $15,778
  8/31/90                   $12,186                       $14,352
  9/30/90                   $11,712                       $13,653
  10/31/90                  $11,734                       $13,594
  11/30/90                  $12,564                       $14,472
  12/31/90                  $13,147                       $14,876
  1/31/91                   $13,685                       $15,525
  2/28/91                   $14,634                       $16,635
  3/31/91                   $15,423                       $17,038
  4/30/91                   $15,377                       $17,079
  5/31/91                   $16,123                       $17,815
  6/30/91                   $15,400                       $16,999
  7/31/91                   $16,034                       $17,791
  8/31/91                   $16,403                       $18,213
  9/30/91                   $16,040                       $17,909
  10/31/91                  $16,573                       $18,149
  11/30/91                  $15,993                       $17,418
  12/31/91                  $18,206                       $19,411
  1/31/92                   $17,629                       $19,050
  2/29/92                   $17,531                       $19,298
  3/31/92                   $17,236                       $18,922
  4/30/92                   $17,298                       $19,478
  5/31/92                   $17,249                       $19,573
  6/30/92                   $16,707                       $19,281
  7/31/92                   $17,521                       $20,070
  8/31/92                   $17,460                       $19,659
  9/30/92                   $17,495                       $19,891
  10/30/92                  $18,039                       $19,961
  11/30/92                  $18,732                       $20,642
  12/31/92                  $18,772                       $20,896
  1/31/93                   $18,364                       $21,072
  2/28/93                   $18,179                       $21,363
  3/31/93                   $18,647                       $21,814
  4/30/93                   $17,762                       $21,286
  5/31/93                   $17,907                       $21,856
  6/30/93                   $17,841                       $21,919
  7/31/93                   $17,563                       $21,831
  8/31/93                   $18,000                       $22,658
  9/30/93                   $17,869                       $22,484
  10/30/93                  $18,214                       $22,949
  11/30/93                  $17,644                       $22,731
  12/31/93                  $17,831                       $23,006
  1/31/94                   $18,230                       $23,788
  2/28/94                   $17,937                       $23,143
  3/31/94                   $17,129                       $22,134
  4/30/94                   $17,436                       $22,384
  5/31/94                   $17,810                       $22,751
  6/30/94                   $17,510                       $22,194
  7/31/94                   $17,978                       $22,922
  8/31/94                   $18,407                       $23,862
  9/30/94                   $17,850                       $23,277
  10/31/94                  $18,172                       $23,801
  11/30/94                  $17,769                       $22,935
  12/31/94                  $18,050                       $23,274
  1/31/95                   $18,145                       $23,877
  2/28/95                   $18,636                       $24,806
  3/31/95                   $19,019                       $25,538
  4/30/95                   $19,813                       $26,289
  5/31/95                   $20,333                       $27,338
  6/30/95                   $20,590                       $27,972
  7/31/95                   $21,194                       $28,898
  8/31/95                   $21,084                       $28,970
  9/30/95                   $21,919                       $30,193
  10/31/95                  $22,511                       $30,084
  11/30/95                  $23,365                       $31,405
  12/31/95                  $23,770                       $32,011
  1/31/96                   $24,876                       $33,099
  2/29/96                   $25,114                       $33,407
  3/31/96                   $25,110                       $33,728
  4/30/96                   $25,475                       $34,224
  5/31/96                   $25,910                       $35,107
  6/30/96                   $26,377                       $35,240
  7/31/96                   $25,534                       $33,682
  8/31/96                   $25,758                       $34,393
  9/30/96                   $27,438                       $36,329
  10/31/96                  $27,719                       $37,332
  11/30/96                  $29,607                       $40,154
  12/31/96                  $28,943                       $39,359
  1/31/97                   $30,780                       $41,815
  2/28/97                   $31,257                       $42,145
  3/31/97                   $29,657                       $40,417
  4/30/97                   $31,454                       $42,826
  5/31/97                   $32,569                       $45,432
  6/30/97                   $34,047                       $47,467
  7/31/97                   $35,989                       $51,241
  8/31/97                   $33,207                       $48,377
  9/30/97                   $34,931                       $51,021
  10/31/97                  $34,452                       $49,322
  11/30/97                  $36,239                       $51,601
  12/31/97                  $37,008                       $52,486

AVERAGE ANNUAL TOTAL RETURN

                        1-YEAR    5-YEAR   10-YEAR
                        ------    ------   -------
 Dividend Achievers:
   Full Sales Charge    21.15%    13.31%    13.97%
   Net Asset Value      27.87%    14.54%    14.58%

Past performance is not predictive of future performance.

S&P 500 INDEX

  The S&P 500 Index is a broad based stock index representing, based upon market capitalization, the 500 largest companies in the United States. The index does not adjust for any sales charges or other fees and expenses which would have been incurred had an investor attempted to replicate the index.

DIVIDEND ACHIEVERS PORTFOLIO

  The Dividend Achievers Portfolio's total return (on the net amount invested) was 27.87% for the year ended December 31, 1997. This compares to the one year total return of 33.38% for the S&P 500 index and the 27.00% return for the Lipper Growth and Income Fund Average.

  Based upon momentum, investors drove the return for the S&P 500 to record heights. The Dividend Achievers Portfolio's performance lagged for the first three quarters. However, with the much mentioned crisis in Asia, investors attention shifted away from general large cap companies to companies with strong balance sheets. As a result, the portfolio manager's patience rewarded shareholders with a strong fourth quarter performance of 5.94%, compared to the S&P 500 Index of 3.07% and the Lipper Growth and Income Fund Average of 0.79%. The out performance was broad based, with 20 of the 36 portfolio positions out performing the S&P 500 Index. However, increased positions in the technology sector during the quarter hindered performance. Overall, the portfolio manager did not drastically change the composition from the prior year. Instead he patiently waited for his long term outlook on the individual companies to provide the immediate returns in the current economic environment.

SELECT VALUE PORTFOLIO

  Shown below is a comparison of a $10,000 investment in the Select Value Portfolio versus the S&P MidCap 400 Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

             Principal Preservation          S&P MidCap          Russell 2000
     Date    Select Value Portfolio           400 Index                 Index
  8/23/94*<F1>               $9,475             $10,000               $10,000
  8/31/94                    $9,474             $10,176               $10,232
  9/30/94                    $9,365              $9,986               $10,184
  10/31/94                   $9,157             $10,096               $10,141
  11/30/94                   $8,800              $9,641                $9,712
  12/31/94                   $9,005              $9,730                $9,956
  1/31/95                    $8,755              $9,831                $9,816
  2/28/95                    $9,044             $10,347               $10,203
  3/31/95                    $9,220             $10,527               $10,370
  4/30/95                    $9,210             $10,739               $10,585
  5/31/95                    $9,360             $10,999               $10,746
  6/30/95                    $9,613             $11,447               $11,279
  7/31/95                   $10,247             $12,043               $11,920
  8/31/95                   $10,408             $12,265               $12,142
  9/30/95                   $10,704             $12,563               $12,344
  10/31/95                  $10,401             $12,240               $11,782
  11/30/95                  $10,764             $12,771               $12,272
  12/31/95                  $10,878             $12,739               $12,565
  1/31/96                   $11,102             $12,925               $12,542
  2/29/96                   $11,421             $13,362               $12,922
  3/31/96                   $11,452             $13,524               $13,078
  4/30/96                   $12,209             $13,936               $13,477
  5/31/96                   $12,551             $14,124               $13,659
  6/30/96                   $12,232             $13,913               $13,455
  7/31/96                   $11,453             $12,974               $12,547
  8/31/96                   $12,114             $13,723               $13,271
  9/30/96                   $12,521             $14,321               $13,850
  10/31/96                  $12,799             $14,363               $13,891
  11/30/96                  $13,472             $15,171               $14,672
  12/31/96                  $13,777             $15,188               $14,688
  1/31/97                   $13,928             $15,758               $15,239
  2/28/97                   $13,676             $15,629               $15,114
  3/31/97                   $13,162             $14,965               $14,472
  4/30/97                   $13,400             $15,353               $14,847
  5/31/97                   $14,656             $16,695               $16,145
  6/30/97                   $15,774             $17,164               $16,599
  7/31/97                   $16,590             $18,862               $18,241
  8/31/97                   $16,866             $18,839               $18,219
  9/30/97                   $18,152             $19,921               $19,266
  10/31/97                  $17,396             $19,054               $18,428
  11/30/97                  $17,371             $19,336               $18,701
  12/31/97                  $17,526             $20,085               $19,426

AVERAGE ANNUAL TOTAL RETURN

                        1-YEAR SINCE INCEPTION
                                 8/23/94
 Select Value:          ------  --------------
   Full Sales Charge    20.53%    18.18%
   Net Asset Value      27.21%    20.09%

*<F1>August 23, 1994 inception date.

Past performance is not predictive of future performance.

S&P MIDCAP 400 INDEX

  S&P MidCap 400 Index is a broad stock index comprised of 400 medium-size companies. The index tracks the general stock market performance of 400 medium-size companies. The index results do not include any sales charge or any other fees investors would incur had they attempted to replicate the index.

SELECT VALUE PORTFOLIO

  The Select Value Portfolio's total return was 27.21%, compared to the S&P 400 Midcap Index return of 27.46% and the Russell 2000 return of 22.36%. In this report we have graphed both the S&P 400 Midcap Index and the Russell 2000 compared to the Select Value Portfolio. In future reports we will compare the portfolio only to the Russell 2000. When the Select Value Portfolio began operations in 1994, the S&P 400 Midcap fit the criteria of stocks with similar market capitalization to the Select Value Portfolio. The portfolio manager has maintained a strict investment philosophy of investing in stocks that have market capitalizations between $800,000,000 to $2,000,000,000. The S&P 400 Midcap Index average market capitalization has increased to $3,000,000,000, whereas the Russell 2000 has an average market capitalization of $750,000,000. The manager has fairly consistently maintained the average capitalization of the portfolio at $910,000,000. As a result, we believe that the Russell 2000 is a better indication of the expected performance of the Select Value Portfolio.

  The Select Value Portfolio's results were driven by strong performance in the financial services stocks and auto and transportation issues which generated returns in excess of 40%. Other sectors that contributed to the portfolio's performance were the consumer discretionary, health care and technology. Disappointing returns were limited in 1997 to small sectors of the portfolio, including energy, materials and processing, utilities and consumer staples.

  The portfolio manager anticipates that the U.S. economy will slow from the 1997 pace, as pressures from Asia and weak consumer spending trends take hold. However, inflation continues to be stable, and low interest rates will encourage growth. This may provide the basis for a positive environment for stocks. Smaller companies appear to be catching up with the large companies' focus on new technology, outsourcing and manufacturing processes. Thus, smaller companies may be able to provide efficiencies that will flow through to increase stock performance.

PSE TECH 100 INDEX PORTFOLIO

  Shown below is a comparison of a $10,000 investment in the PSE Tech 100 Index versus the Pacific Stock Exchange Technology Stock Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

             Principal Preservation       Pacific Stock
                 PSE Tech 100 Index Exchange Technology
     Date                 Portfolio         Stock Index
  6/10/96*<F1>               $9,475             $10,000
  6/30/96                    $8,973              $9,506
  7/31/96                    $8,300              $8,775
  8/31/96                    $8,821              $9,315
  9/30/96                    $9,622             $10,157
  10/31/96                   $9,480             $10,005
  11/30/96                  $10,751             $11,362
  12/31/96                  $10,488             $11,095
  1/31/97                   $11,580             $12,267
  2/28/97                   $11,092             $11,750
  3/31/97                   $10,472             $11,096
  4/30/97                   $10,824             $11,477
  5/31/97                   $12,132             $12,866
  6/30/97                   $12,205             $12,956
  7/31/97                   $14,071             $14,956
  8/31/97                   $14,051             $14,937
  9/30/97                   $14,525             $15,444
  10/31/97                  $12,990             $13,858
  11/30/97                  $13,029             $13,897
  12/31/97                  $12,520             $13,361

AVERAGE ANNUAL TOTAL RETURN
                        1-YEAR     SINCE INCEPTION
                                           6/10/96
 PSE Tech 100 Index:    ------     ---------------
   Full Sales Charge    13.09%              15.51%
   Net Asset Value      19.35%              19.54%

*<F1>June 10, 1996 inception date.

Past performance is not predictive of future performance.

PACIFIC STOCK EXCHANGE TECHNOLOGY STOCK INDEX

  The Pacific Stock Exchange Technology Stock Index consists of 100 common stocks of companies in 15 different industries. The index results do not include any sales charges or any other fees investors would incur had they attempted to replicate the index.

PSE TECH 100 INDEX PORTFOLIO

  The total return for the PSE Tech 100 Index Portfolio was 19.35% (on the basis of net amount invested) for the year ended December 31, 1997, as compared to the PSE Tech 100 Index of 20.40% and the 12.00% average return of the Lipper Science and Technology sector. The portfolio began the year with approximately $6,000,000 in net assets, and finished with $25,000,000. Currently, the net assets are over $34,000,000.

  The portfolio, due to its small size and accelerated net sales at the beginning of the year, under performed to the Index. Large cash inflows resulted in larger daily cash positions as a percentage of net assets than desired. Attempts to equitize these cash positions with index futures increased transaction costs and underperformed the Index on a gross basis. Also, investment of the cash in Index stocks resulted in brokerage commissions, which further reduced the portfolio's performance compared to the Index.

  During the fourth quarter, the technology sector was affected by Wall
Street's concern over earnings. In addition, as institutional investors reduced their technology holdings, the Asian market crisis occurred. Since Asia has been a strong growth factor for many technology companies, any significant problems in the region adversely affect some of the companies' future growth prospects. However, mitigating factors should include increased spending by the European community, lower component costs for Asian manufacturing and continued expansion of the domestic marketplace.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              FINANCIAL HIGHLIGHTS

  The following presents information relating to a share of capital stock of each of six portfolios of Principal Preservation Portfolios, Inc. outstanding for the following periods presented, which should be read in conjunction with the financial statements and related notes:


                                                                      TAX-EXEMPT PORTFOLIO
                                _________________________________________________________________________
                                                                 For the years ended December 31,
                                _________________________________________________________________________

                               1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD         $9.30     $9.39     $8.36     $9.41     $8.67     $8.46     $8.19     $8.23     $8.06     $8.14
INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income          .41       .43       .45       .45       .48       .50       .53       .53       .55       .55
 Net realized and
   unrealized gains (losses)
   on investments               .44     (.09)      1.03    (1.05)       .74       .21       .27     (.04)       .17     (.08)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL FROM INVESTMENT
   OPERATIONS                   .85       .34      1.48     (.60)      1.22       .71       .80       .49       .72       .47
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
LESS DISTRIBUTIONS:
 Dividends from net
   investment income          (.41)     (.43)     (.45)     (.45)     (.48)     (.50)     (.53)     (.53)     (.55)     (.55)
 Distributions from net realized
   gains on investments       (.22)        --        --        --        --        --        --        --        --        --
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL DISTRIBUTIONS          (.63)     (.43)     (.45)     (.45)     (.48)     (.50)     (.53)     (.53)     (.55)     (.55)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
NET ASSET VALUE,
  END OF PERIOD               $9.52     $9.30     $9.39     $8.36     $9.41     $8.67     $8.46     $8.19     $8.23     $8.06
                              =====    ======     =====     =====     =====     =====     =====     =====     =====     =====

TOTAL RETURN*<F1>              9.4%      3.8%     18.1%    (6.4)%     14.3%      8.6%     10.0%      6.2%      9.2%      6.0%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (to nearest thousand)     $60,252   $66,310   $56,443   $55,492   $68,102   $60,171   $63,932   $65,265   $73,333   $85,469
Ratio of net expenses to
  average net assets           1.1%     1.1%+<F2> 1.0%+<F2>  1.0%      0.9%      0.9%      0.9%      0.9%      1.0%      1.2%
Ratio of net investment
  income to average net assets 4.4%     4.7%+<F2> 4.9%+<F2>  5.2%      5.2%      5.9%      6.3%      6.6%      6.7%      6.9%
Portfolio turnover rate      209.2%    163.1%    105.9%     36.1%     56.3%     48.5%     38.3%     40.3%     21.5%     38.8%

*<F1>The Fund's sales charge is not reflected in total return as set forth in the table.
+ <F2>Reflects a voluntary reimbursement of fund expenses of 0.1% in 1996 and 0.01% in 1995, respectively.



                                                                      Government Portfolio
                              _______________________________________________________________________________________________
                                                                For the years ended December 31,
                              _______________________________________________________________________________________________
                               1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD         $9.20     $9.64     $8.84     $9.98     $9.64     $9.68     $9.10     $9.11     $8.88     $9.11
INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income          .63       .64       .61       .61       .63       .67       .73       .76       .75       .75
 Net realized and
   unrealized gains (losses)
   on investments               .08     (.44)       .80    (1.14)       .35     (.04)       .58     (.01)       .23     (.17)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL FROM INVESTMENT
   OPERATIONS                   .71       .20      1.41     (.53)       .98       .63      1.31       .75       .98       .58
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
LESS DISTRIBUTIONS:
 Dividends from net
   investment income          (.63)     (.64)     (.61)     (.61)     (.64)     (.67)     (.73)     (.76)     (.75)     (.75)
 Distributions from net
   realized gains
   on investments                --        --        --        --        --        --        --        --        --     (.06)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL DISTRIBUTIONS          (.63)     (.64)     (.61)     (.61)     (.64)     (.67)     (.73)     (.76)     (.75)     (.81)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
NET ASSET VALUE,
  END OF PERIOD               $9.28     $9.20     $9.64     $8.84     $9.98     $9.64     $9.68     $9.10     $9.11     $8.88
                             ======     =====     =====     =====    ======    ======     =====     =====     =====    ======

TOTAL RETURN*<F1>              8.1%      2.3%     16.3%    (5.4)%     10.3%      6.8%     15.1%      8.7%     11.5%      6.5%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (to nearest thousand)     $40,683   $44,920   $49,319   $47,324   $54,327   $37,634   $32,737   $29,351   $30,631   $32,950
Ratio of net expenses to
  average net assets          1.1%+<F2> 1.1%+<F2> 1.1%+<F2>  1.1%      1.0%      1.0%      1.1%      1.2%     1.2%+<F2> 1.2%+<F2>
Ratio of net investment
  income to average net assets7.0%+<F2> 7.0%+<F2> 6.5%+<F2>  6.6%      6.2%      7.0%      8.0%      8.5%     8.4%+<F2> 8.3%+<F2>
Portfolio turnover rate       78.6%     36.9%     68.2%    106.1%      8.7%     10.0%     62.2%     57.1%    141.8%     36.7%

*<F1>The Fund's sales charge is not reflected in total return as set forth in the able.
+<F2>Reflects a voluntary reimbursement of fund expenses of 0.04% in 1997, 0.04% in 1996, 0.02% in 1995, 0.1% in 1989, and 0.5% in 1988, respectively.



                                                                       S&P 100 Plus Portfolio
                              _______________________________________________________________________________________________
                                                                 For the years ended December 31,
                              _______________________________________________________________________________________________
                               1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD        $22.08    $19.53    $14.95    $15.04    $14.01    $14.22    $11.60    $12.27    $10.11     $9.62
INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income          .26       .29       .25       .25       .21       .24       .27       .28       .26       .26
 Net realized and
   unrealized gains (losses)
   on investments              5.63      4.07      5.21     (.09)      1.14       .48      2.93     (.67)      2.17      1.37
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL FROM INVESTMENT
   OPERATIONS                  5.89      4.36      5.46       .16      1.35       .72      3.20     (.39)      2.43      1.63
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
LESS DISTRIBUTIONS:
 Dividends from net
   investment income          (.26)     (.29)     (.25)     (.25)     (.21)     (.24)     (.27)     (.28)     (.26)     (.26)
 Distributions from
   net realized gains
   on investments             (.65)    (1.52)     (.63)        --     (.11)     (.69)     (.31)        --     (.01)     (.88)
 Distributions in excess
   of net realized gains      (.02)        --        --        --        --        --        --                  --        --     --
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
TOTAL DISTRIBUTIONS           (.93)    (1.81)     (.88)     (.25)     (.32)     (.93)     (.58)     (.28)     (.27)    (1.14)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
NET ASSET VALUE,
  END OF PERIOD              $27.04    $22.08    $19.53    $14.95    $15.04    $14.01    $14.22    $11.60    $12.27    $10.11
                            =======    ======    ======    ======    ======    ======    ======    ======    ======    ======
TOTAL RETURN*<F1>             26.8%     22.4%     36.7%      1.1%      9.7%      5.2%     27.8%    (3.2)%     24.3%     17.1%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (to nearest thousand)    $105,738   $77,517   $57,062   $40,034   $38,944   $30,025   $27,420   $20,413   $20,811   $16,960
Ratio of net expenses to
  average net assets          0.9%+<F2> 1.0%+<F2>  1.2%      1.2%      1.2%      1.3%      1.3%     1.3%+<F2> 1.3%+<F2> 1.4%+<F2>
Ratio of net investment
  income to average net
  assets                      1.0%+<F2> 1.4%+<F2>  1.4%      1.7%      1.4%      1.7%     2.0%+     2.4%+<F2> 2.3%+<F2> 2.5%+<F2>
Portfolio turnover rate       17.0%      8.0%      3.5%      1.0%      2.2%      8.5%      3.1%      1.9%      3.0%     37.5%
Average commission paid
  per share+<F3>            $0.0235   $0.0348        --        --        --        --        --        --        --        --

*<F1>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F2>Reflects a voluntary reimbursement of fund expenses of 0.11% in 1997, 0.01% in 1996, 0.2% in 1990, 0.4% in 1989, and 0.8% in 1988, respectively.
+<F3>Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.



                                                                DIVIDEND ACHIEVERS PORTFOLIO
                              _______________________________________________________________________________________________
                                                            For the years ended December 31,
                              _______________________________________________________________________________________________
                               1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD        $20.01    $16.97    $13.24    $13.40    $14.25    $14.84    $11.50    $11.65    $10.00     $8.99
INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income          .13       .14       .18       .18       .14       .14       .25       .25       .28       .28
 Net realized and
   unrealized gains (losses)
   on investments              5.43      3.54      3.99     (.02)     (.85)       .31      4.14     (.15)      1.65      1.06
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL FROM INVESTMENT
   OPERATIONS                  5.56      3.68      4.17       .16     (.71)       .45      4.39       .10      1.93      1.34
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
LESS DISTRIBUTIONS:
 Dividends from net
   investment income          (.13)     (.14)     (.18)     (.18)     (.14)     (.14)     (.25)     (.25)     (.28)     (.27)
 Distributions from
   net realized gains
   on investments             (.31)     (.50)     (.26)     (.14)        --     (.90)     (.80)        --        --     (.06)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
 TOTAL DISTRIBUTIONS          (.44)     (.64)     (.44)     (.32)     (.14)    (1.04)    (1.05)     (.25)     (.28)     (.33)
                              -----     -----     -----     -----    ------     -----    ------    ------     -----     -----
NET ASSET VALUE,
  END OF PERIOD              $25.13    $20.01    $16.97    $13.24    $13.40    $14.25    $14.84    $11.50    $11.65    $10.00
                             ======    ======    ======    ======    ======    ======    ======    ======    ======   =======

TOTAL RETURN*<F1>             27.9%     21.8%     31.7%      1.2%    (5.0)%      3.1%     38.5%      1.0%     19.5%     15.0%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (to nearest thousand)     $39,565   $30,504   $25,393   $20,231   $24,928   $27,020   $18,202   $11,468   $12,750    $6,854
Ratio of net expenses to
  average net assets          1.2%+<F2> 1.2%+<F2> 1.3%+<F2>  1.5%     1.3%+<F2> 1.2%+<F2> 1.2%+<F2> 1.2%+<F2> 1.2%+<F2> 1.2%+<F2>
Ratio of net investment
  income to average net
  assets                      0.6%+<F2> 0.8%+<F2> 1.2%+<F2>  1.3%     1.0%+<F2> 1.0%+<F2> 1.8%+<F2> 2.3%+<F2> 2.6%+<F2> 2.9%+<F2>
Portfolio turnover rate       11.9%     13.1%     28.2%     36.5%     92.7%     83.0%     96.5%     47.7%     30.9%     10.1%
Average commission paid
  per share+<F3>            $0.0484   $0.0609        --        --        --        --        --        --        --        --

*<F1>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F2> Reflects a voluntary reimbursement of fund expenses of 0.1% in 1997, 0.1% in 1996, 0.2% in 1995, 0.1% in 1993, 0.1% in 1992, 0.2% in 1991, 0.5% in 1990,
0.7% in 1989, and 1.7% in 1988, respectively.
+<F3>Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.



                                                                SELECT VALUE PORTFOLIO
                                           -------------------------------------------------------------
                                                                                                  For the
                                                                                              period from
                                                                                          August 23, 1994
                                                                                            (commencement
                                                  For the years ended December 31,      of operations) to
                                             --------------------------
                                              1997      1996      1995                  December 31, 1994
                                             -----     -----     -----                 ------------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $10.97    $10.21     $9.03                              $9.55
INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income                         .01       .04       .14                                .04
 Net realized and unrealized
   gains (losses) on investments              2.93      2.68      1.73                              (.51)
                                            ------    ------    ------                             ------
 TOTAL FROM INVESTMENT OPERATIONS             2.94      2.72      1.87                              (.47)
                                            ------    ------    ------                             ------
LESS DISTRIBUTIONS:
 Dividends from net
   investment income                         (.01)     (.04)     (.14)                              (.03)
 Distributions from net realized
   gains on investments                     (1.83)    (1.92)     (.43)                              (.01)
 Distributions in excess of net
   realized gains on investments                --        --     (.12)                                 --
 Book return of capital                         --        --        --                              (.01)
                                            ------    ------    ------                             ------
 TOTAL DISTRIBUTIONS                        (1.84)    (1.96)     (.69)                              (.05)
                                            ------    ------    ------                             ------

NET ASSET VALUE,
  END OF PERIOD                             $12.07    $10.97    $10.21                              $9.03
                                           =======    ======   =======                             ======

TOTAL RETURN**<F2>                           27.2%     26.7%     20.8%                             (5.0)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)                     $8,497    $4,829    $3,445                             $1,935
Ratio of net expenses to
  average net assets                         1.1%+<F3> 1.0%+<F3> 0.8%+<F3>                         0.8%*<F1>+<F3>
Ratio of net investment
  income to average net assets               0.1%+<F3> 0.3%+<F3> 1.4%+<F3>                         1.1%*<F1>+<F3>
Portfolio turnover rate                      82.5%    122.2%    124.3%                              20.2%
Average commission paid per share+<F4>     $0.0467   $0.0611        --                                 --

*<F1>Annualized.
**<F2>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F3>Reflects a voluntary reimbursement of fund expenses of 1.0% in 1997, 1.4% in 1996, 2.5% in 1995 and 0.4% in 1994, respectively.
+<F4>Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.


                                         PSE TECH 100 INDEX PORTFOLIO
                                   ------------------------------------------
                                                          For the period from
                                                                June 10, 1996
                                                                (commencement
                                  For the year ended        of operations) to
                                   December 31, 1997        December 31, 1996
                                   -----------------        -----------------
Per Share Data:
NET ASSET VALUE, BEGINNING OF PERIOD          $10.76                   $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           .04                      .03
 Net realized and unrealized gains
   on investments                               2.04                     1.03
                                             -------                   ------
 TOTAL FROM INVESTMENT OPERATIONS               2.08                     1.06
                                             -------                   ------
LESS DISTRIBUTIONS:
 Dividends from net investment income          (.04)                    (.03)
 Distributions from net realized gains
   on investments                              (.38)                    (.24)

 Distributions in excess of net realized
   gains                                       (.03)                    (.03)
                                             -------                   ------
 TOTAL DISTRIBUTIONS                           (.45)                    (.30)
                                             -------                   ------
NET ASSET VALUE, END OF PERIOD                $12.39                   $10.76
                                              ======                   ======

TOTAL RETURN**<F2>                             19.4%                    10.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest
   thousand)                                 $27,144                   $6,004
Ratio of net expenses to average net assets    0.2%+<F3>               0.0%*+
Ratio of net investment income to average                             <F1><F3>
  net assets                                   0.3%+<F3>               0.7%*+
                                                                      <F1><F3>
Portfolio turnover rate                        22.0%                     3.0%
Average commission paid per share            $0.0544                  $0.0634

*<F1>Annualized.
**<F2>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F3>Reflects a voluntary reimbursement of fund expenses of 1.1% and 3.3% in 1997 and 1996, respectively.


                                                  BALANCE SHEETS
                                                 DECEMBER 31, 1997


                                                                 S&P 100       DIVIDEND         SELECT   PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE          INDEX
                               -----------    -----------      ---------    -----------        -------   ------------
ASSETS:
Investments:
 Cost basis of investments     $58,404,025    $39,971,675    $58,263,915    $19,614,348     $7,610,343    $26,810,126
                               ===========    ===========    ===========    ===========     ==========    ===========

 Long-term investments
   in securities               $59,709,381    $40,008,761   $104,577,766    $38,950,720     $8,090,505    $26,279,446
 Short-term investments            311,768         87,265        709,555        631,266        438,640        529,025
                              ------------    -----------   ------------    -----------    -----------    -----------
 Total investments (See
   Schedule of Investments)     60,021,149     40,096,026    105,287,321     39,581,986      8,529,145     26,808,471
Cash                                   476            860            116            625            806            935
Receivables:
 Capital shares sold                12,921         18,935        576,015         44,527         68,982        463,950
 Dividends and interest            815,909        754,647        162,572         47,278         10,925         12,395
 Variation margin on futures            --             --          (400)             --             --          4,084
                              ------------    -----------   ------------    -----------    -----------    -----------
 Total receivables                 828,830        773,582        738,187         91,805         79,907        480,429
Other assets                         5,672          3,802          8,079          3,101          5,056         12,845
                              ------------    -----------   ------------    -----------    -----------    -----------
 Total assets                  $60,856,127    $40,874,270   $106,033,703    $39,677,517     $8,614,914    $27,302,680
                              ============    ===========   ============    ===========     ==========    ===========
LIABILITIES:
Payables:
 Capital shares redeemed            $9,016        $34,147        $14,278         $9,937            $--            $13
 Distributions to shareholders     494,027         82,292        170,945         22,136          1,943        140,972
 Management fees                    28,895         20,629         38,472         24,311          5,182         10,731
 Other accrued expenses             72,483         53,989         72,118         56,146         31,741          6,661
 Investments purchased                  --             --             --             --         78,669             --

                              ------------    -----------   ------------    -----------    -----------    -----------
 Total liabilities                 604,421        191,057        295,813        112,530        117,535        158,377
                              ------------    -----------   ------------    -----------    -----------    -----------
NET ASSETS:
Capital stock                   58,622,099     43,184,882     58,790,988     19,596,731      7,577,522     27,233,422
Undistributed
  net investment income                 --          9,269          8,847            618             --             --
Undistributed net realized gains
  (losses) on investments           12,483    (2,635,289)             --             --          1,055             --
Accumulated distributions
  in excess of net realized
  gains on investments                  --             --       (85,351)             --             --       (87,464)
Net unrealized appreciation
   (depreciation) on investments 1,617,124        124,351     47,023,406     19,967,638        918,802        (1,655)
                              ------------    -----------   ------------    -----------    -----------    -----------
 Total net assets               60,251,706     40,683,213    105,737,890     39,564,987      8,497,379     27,144,303
                              ------------    -----------   ------------    -----------    -----------    -----------
 Total liabilities
   and net assets              $60,856,127    $40,874,270   $106,033,703    $39,677,517     $8,614,914    $27,302,680
                              ============    ===========   ============   ============    ===========    ===========

NET ASSET VALUE AND
  REDEMPTION PRICE PER SHARE         $9.52          $9.28         $27.04         $25.13         $12.07         $12.39
                              ============    ===========   ============   ============    ===========    ===========
MAXIMUM OFFERING PRICE
  PER SHARE                          $9.87          $9.62         $28.54         $26.52         $12.74         $13.08
                              ============    ===========   ============   ============    ===========    ===========

  The accompanying notes to financial statements are an integral part of these statements.



                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


                                                                 S&P 100       DIVIDEND         SELECT   PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE          INDEX
                               -----------    -----------      ---------     ----------       --------   ------------
INVESTMENT INCOME:
Dividends                              $--            $--     $1,568,126       $602,503        $54,162        $54,363
Interest                         3,393,144      3,370,021        195,383         41,132         23,051         23,651
                               -----------      ---------     ----------     ----------     ----------     ----------
 Total investment
   income                        3,393,144      3,370,021      1,763,509        643,635         77,213         78,014
                               -----------      ---------     ----------     ----------     ----------     ----------
EXPENSES:
Investment advisory fees           359,288        248,936        424,699        265,344         50,294         76,584
Custodian fees                      21,387         17,069         26,223         14,643          3,467          8,311
Transfer agent fees                 42,474         43,495         75,457         30,259          8,160         21,195
Broker service fees                156,068        104,422        235,681         88,814         16,077         38,168
Professional fees                   55,400         44,028         74,383         41,027         32,895         32,850
Registration                         9,034         13,271         12,108         11,438         12,421         17,347
Communication                        5,717          3,558         16,874          4,933          3,183          4,018
Director fees                       13,195          8,776         19,144          7,058          2,172          1,449
Pricing of investments               7,519          2,508          8,075          5,715          5,755          5,719
Deferred organization expense           --             --             --             --          2,723          3,380
Other                               10,147          4,607          5,362          3,056            273          1,097
                               -----------      ---------     ----------     ----------     ----------     ----------
 Total expenses                    680,229        490,670        898,006        472,287        137,420        210,118
Less expenses absorbed
  by advisor                            --       (17,630)       (98,729)       (34,811)       (65,968)      (179,273)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Net expenses                      680,229        473,040        799,277        437,476         71,452         30,845
                               -----------      ---------     ----------     ----------     ----------     ----------
NET INVESTMENT INCOME            2,712,915      2,896,981        964,232        206,159          5,761         47,169
                               -----------      ---------     ----------     ----------     ----------     ----------
NET REALIZED GAINS (LOSSES)
  ON INVESTMENTS                 1,579,674      (109,653)      2,481,302        482,030      1,114,765        788,765
NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS  1,245,199        409,277     17,819,182      7,845,885        382,946      (558,697)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Net gains
   on investments                2,824,873        299,624     20,300,484      8,327,915      1,497,711        230,068
                               -----------      ---------     ----------     ----------     ----------     ----------
NET INCREASE
  IN NET ASSETS RESULTING
  FROM OPERATIONS               $5,537,788     $3,196,605    $21,264,716     $8,534,074     $1,503,472       $277,237
                                ==========     ==========    ===========     ==========    ===========     ==========

  The accompanying notes to financial statements are an integral part of these statements.



                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


                                                                 S&P 100       DIVIDEND         SELECT   PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE          INDEX
                               -----------      ---------     ----------     ----------     ----------     ----------
OPERATIONS:
Net investment income           $2,712,915     $2,896,981       $964,232       $206,159         $5,761        $47,169
Net realized gains (losses)
  on investments                 1,579,674      (109,653)      2,481,302        482,030      1,114,765        788,765
Change in unrealized
  appreciation (depreciation) on
  investments for the year       1,245,199        409,277     17,819,182      7,845,885        382,946      (558,697)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Net increase
   in net assets resulting
   from operations               5,537,788      3,196,605     21,264,716      8,534,074      1,503,472        277,237
                               -----------      ---------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
  ($0.41, $0.63, $0.26,
  $0.13, $0.01 and $0.04 per
  share, respectively)         (2,714,833)    (2,894,367)      (958,870)      (205,541)        (6,066)       (48,726)
Net realized gains on investments
  ($0.22, $0.00, $0.67, $0.31, $1.83,
  $0.41 per share,
   respectively)               (1,378,906)             --    (2,481,302)      (482,087)    (1,133,908)      (788,766)
Distributions in excess of net
  realized gains on investments
  ($0.00, $0.00, $0.02, $0.00,
  $0.00, $0.03)                         --             --       (70,840)             --             --       (72,790)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Total distributions           (4,093,739)    (2,894,367)    (3,511,012)      (687,628)    (1,139,974)      (910,282)
                               -----------      ---------     ----------     ----------     ----------     ----------
CAPITAL SHARE TRANSACTIONS:

Proceeds from shares issued      1,020,616      1,103,575     14,155,839      2,376,217      2,635,024     21,947,857
Net asset value of shares
  issued in distributions        2,620,844      1,780,243      3,288,624        658,099      1,138,276        765,288
Cost of shares redeemed       (11,143,760)    (7,423,139)    (6,977,054)    (1,819,551)      (468,420)      (939,753)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Net increase (decrease)
   in net assets from
   capital share transactions  (7,502,300)    (4,539,321)     10,467,409      1,214,765      3,304,880     21,773,392
                               -----------      ---------     ----------     ----------     ----------     ----------
 Total increase
   (decrease)                  (6,058,251)    (4,237,083)     28,221,113      9,061,211      3,668,378     21,140,347

NET ASSETS:
Balance at beginning of period  66,309,957     44,920,296     77,516,777     30,503,776      4,829,001      6,003,956
                               -----------      ---------     ----------     ----------     ----------     ----------
Balance at end of period       $60,251,706    $40,683,213   $105,737,890    $39,564,987     $8,497,379    $27,144,303
                               ===========    ===========    ===========    ===========     ==========    ===========

  The accompanying notes to financial statements are an integral part of these statements.



                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                FOR THE
                                                                                                             PERIOD FROM
                                                                                                           JUNE 10, 1996
                                                                                                           (COMMENCEMENT
                                                                                                       OF OPERATIONS) TO
                                          FOR THE YEAR ENDED DECEMBER 31, 1996                         DECEMBER 31, 1996
                               ------------------------------------------------------------------------
                                                                 S&P 100       DIVIDEND         SELECT      PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE             INDEX
                               -----------   ------------       --------     ----------        -------      ------------
OPERATIONS:
Net investment income           $2,957,312     $3,192,630       $924,307       $209,810        $13,336           $17,041
Net realized gains
  on investments                 2,354,480        255,262      4,967,362        745,303        776,545           133,242
Change in unrealized
  appreciation (depreciation) on
  investments for the year     (2,455,863)    (2,474,321)      8,743,473      4,496,576        208,072           557,042
                               -----------      ---------     ----------     ----------     ----------        ----------
 Net increase
   in net assets resulting
   from operations               2,855,929        973,571     14,635,142      5,451,689        997,953           707,325
                               -----------      ---------     ----------     ----------     ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
  ($0.43, $0.64, $0.29,
  $0.14, $0.04 and $0.03 per
  share, respectively)         (2,963,760)    (3,188,500)      (922,456)      (209,079)       (13,315)          (16,744)
Net realized gains on investments
  ($0.00, $0.00, $1.52, $0.50, $1.92,
  $0.27 per share, respectively)        --             --    (4,967,362)      (745,546)      (716,162)         (133,242)
Distributions in excess of net
  realized gains on investments
  ($0.00, $0.00, $0.0041,
  $0.00, $0.0029 and
  $0.0263 respectively)                 --             --       (20,209)             --        (1,280)          (14,674)
                               -----------      ---------     ----------     ----------     ----------       ----------
 Total distributions           (2,963,760)    (3,188,500)    (5,910,027)      (954,625)      (730,757)         (164,660)
                               -----------      ---------     ----------     ----------     ----------       ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued     18,035,561      1,716,722     13,143,343      2,130,809        919,856         5,472,772
Net asset value of shares
  issued in distributions        1,761,086      1,988,896      5,526,856        903,536        730,066           156,519
Cost of shares redeemed        (9,821,429)    (5,889,771)    (6,940,152)    (2,420,357)      (532,986)         (168,000)
                                __________     __________     __________     __________      _________         _________
 Net increase (decrease)
   in net assets from
   capital share transactions    9,975,218    (2,184,153)     11,730,047        613,988      1,116,936         5,461,291
                               -----------      ---------     ----------     ----------     ----------        ----------
 Total increase
   (decrease)                    9,867,387    (4,399,082)     20,455,162      5,111,052      1,384,132         6,003,956

NET ASSETS:
Balance at beginning of period  56,442,570     49,319,378     57,061,615     25,392,724      3,444,869                --
                               -----------      ---------     ----------     ----------     ----------        ----------
Balance at end of period       $66,309,957    $44,920,296    $77,516,777    $30,503,776     $4,829,001        $6,003,956
                               ===========    ===========    ===========    ===========    ===========        ==========


                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

1.   SIGNIFICANT ACCOUNTING POLICIES --

  Principal Preservation Portfolios, Inc. (the "Fund"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with eight portfolios: Tax-Exempt Portfolio, Government Portfolio, S&P100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Wisconsin Tax-Exempt Portfolio and the Cash Reserve Portfolio. This report contains the information of all portfolios, except for the Cash Reserve Portfolio and the Wisconsin Tax-Exempt Portfolio, information with respect to which is contained in separate reports. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

  The following is a summary of the significant accounting policies of the Fund.

  (a)     Long-Term Securities and Short-Term Investments

    The long-term tax-exempt securities are valued at market or fair value using quotations by an independent pricing service (the "Service"). When in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities for which, in the judgment of the Service, there are no readily obtainable market quotations (which may constitute a majority of the portfolio's securities) are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

    Long-term taxable fixed income securities are valued at market using quotations provided by an independent pricing service.

    Common and preferred stocks are valued at the last sales price reported by the New York Stock Exchange, other appropriate exchanges, or NASDAQ, on the date of valuation. Common and preferred stocks not traded on that date are valued at the last bid price.

    Short-term investments are valued at amortized cost, which approximates market value.

    Investment transactions are recorded on the trade date.

    Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. The fund does not amortize premiums on taxable long-term securities. The fund amortizes all discounts on taxable securities and on original issue discount tax-exempt securities.

  (b)     Option Transactions

    For hedging purposes, the S&P 100 Plus Portfolio and the PSE Tech 100 Index Portfolio may buy and sell put and call options, write covered call options on portfolio securities, write cash-secured puts, and write call options that are not covered for cross-hedging purposes. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The S&P 100 Plus Portfolio also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party.

    Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

  (c)     Futures Contracts

    The S&P 100 Plus and PSE Tech 100 Index Portfolios may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are based upon their quoted daily settlement prices.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

  (d)     Net Realized Gains and Losses and Investment Income

    Net realized gains and losses on securities sales (including options) are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Total net realized gains on investments for the year ended December 31, 1997, were comprised of the following:


                                                                 S&P 100       DIVIDEND         SELECT   PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE          INDEX
                               -----------      ---------     ----------     ----------     ----------     ----------
 Net realized gains (losses)
   on investments               $1,579,674     $(109,653)     $1,799,563      $ 482,030     $1,114,765       $810,446
 Net realized gains (losses)
   on options and futures               --             --        681,739             --             --       (21,681)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Total net realized gains
   (losses) on investments      $1,579,674     $(109,653)     $2,481,302       $482,030     $1,114,765       $788,765
                                ==========      =========     ==========      =========     ==========      =========

  (e)     Federal Income Taxes

    Provision has not been made for Federal income taxes since each portfolio has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 1997, the Government Portfolio has capital loss carryforwards of $2,483,664 and $151,408 expiring in 2002 and 2005, respectively. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforwards are exhausted.

    Distributions in excess of net realized gains on investments in the PSE Tech 100 Index Portfolio of $72,790, for the year ended December 31, 1997, are the result of losses on wash sales which are recognized for book purposes but not for tax purposes and the reversal of Section 1256 mark to market loss utilized in 1996. This distribution does not represent a tax return of capital.

    Distributions in excess of net realized gains on investments in the S&P 100 Plus Portfolio of $70,840, for the year ended December 31, 1997 are as a result of current year Section 1256 mark to market gains and the reversal of Section 1256 mark to market loss utilized in 1996. This distribution does not represent a tax return of capital.

    The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 1997, reclassifications were recorded to increase undistributed net investment income by $635, and decrease capital stock by $635 in the tax-exempt fund.

  (f)     Expenses

    Fund expenses associated with a specific portfolio are charged to that portfolio as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the portfolios based upon the ratio of the net assets of each portfolio to the combined net assets of the Fund.

  (g)     Distributions to Shareholders

    Dividends to shareholders are recorded on the ex-dividend date.

  (h)     Deferred Organization Costs

    Costs incurred with the organization, initial registration and public offering of shares aggregating $13,627 for the Select Value Portfolio and $16,900 for the PSETech 100 Index Portfolio have been paid by the Fund and are being amortized over a five year period.

  (i)     Use of Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (j)     Reclassifications

    Certain reclassifications have been made to the 1996 financial statements to conform with 1997 presentation.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

The Fund has Investment Advisory Agreements ("the Agreements") with Ziegler Asset Management, Inc. ("ZAMI"), (with whom certain officers and directors of the Fund are affiliated) to serve as Investment Advisor (the "Advisor"). Pursuant to the Agreement, ZAMI manages the Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio and PSE Tech 100 Index Portfolio. Under the Agreement, the Tax-Exempt and Government Portfolios pay ZAMI a monthly fee based upon the average daily net assets of each portfolio at the rate of .60% of the first $50,000,000 of each portfolio's average daily net assets, reducing to .50% on the next $200,000,000 of each portfolio's average daily net assets and .40% of each portfolio's average daily net assets in excess of $250,000,000.

  Under its Agreement, the Dividend Achievers Portfolio pays ZAMI a monthly fee based upon the Dividend Achievers average daily net assets at the rate of .75% of the first $250,000,000 of average daily net assets, reducing to .70% on the next $250,000,000 and .65% on the average daily net assets of over $500,000,000.

  Under its Agreement, the PSE Tech 100 Index Portfolio pays ZAMI a monthly fee based upon the PSE Tech 100 average daily net assets at the rate of .50% of the first $50,000,000 of average daily net assets, .30% of the next $200,000,000 of average daily net assets, .25% of the next $250,000,000 of average daily net assets and .20% of average daily net assets in excess of $500,000,000.

  Pursuant to the Agreement, ZAMI has retained Skyline Asset Management, Inc. ("Skyline") to manage the Select Value Portfolio. Under the Agreement, the Select Value Portfolio pays ZAMI a monthly fee based on the average daily net assets of the Portfolio at the rate of .75% of the first $250,000,000 of the Portfolio's average daily net assets, and .65% on average daily net assets exceeding $250,000,000. ZAMI pays Skyline 50% of the fee paid by the Select Value Portfolio.

  Pursuant to the Agreement, ZAMI retained PanAgora Asset Management, Inc. ("PanAgora") from the period from January 1 1997 through April 30, 1997 to manage the S&P 100 Plus Portfolio. Under the Agreement, the S&P 100 Plus Portfolio pays Ziegler a monthly fee based on the average daily net assets of the Portfolio at the rate of .575% of the first $20,000,000 of the Portfolio's average daily net assets, .45% on the next $30,000,000, .40% on the next $50,000,000 in assets, .35% on the next $400,000,000 in assets, down to .30% on average daily net assets over $500,000,000. ZAMI paid PanAgora .20% on the first $100,000,000 in assets and 50% of the fee paid by the S&P 100 Plus Portfolio, net of a pro rata amount of expenses, if any, paid by ZAMI in the operation of the Portfolio. Beginning May 1, 1997, ZAMI solely managed the S&P 100 Plus Portfolio, eliminating the Sub-Advisory contract with PanAgora.

  The Advisor voluntarily reimbursed the Government Portfolio $17,630, S&P 100 Plus Portfolio $98,729, the Dividend Achievers Portfolio $34,811, the Select Value Portfolio $65,968 and the PSE Tech 100 Index Portfolio $179,273 in 1997. The Advisor is not obligated to continue the voluntary reimbursement in the future.

  Ziegler has an Accounting and Pricing Agreement with the Fund to perform accounting and pricing services, a Depository Agreement with the Fund to be the depository for all investment securities and cash, and a Transfer and Dividend Disbursing and Shareholder Services Agency Agreement with the Fund to provide Transfer Agent Services. In addition, each Portfolio pays Ziegler commissions on sales of Portfolio shares. The transfer agent fees, commissions, accounting and pricing fees and depository fees paid to Ziegler for the year ended December 31, 1997, were as follows for each Portfolio:

                                                                      ACCOUNTING
                                  TRANSFER            COMMISSIONS    AND PRICING     DEPOSITORY          12B-1
                                AGENT FEES    ON PORTFOLIO SHARES           FEES           FEES           FEES
                               -----------    -------------------   ------------    -----------      ---------
 Tax-Exempt Portfolio              $43,961                $23,711        $28,797        $22,148       $102,043
 Government Portfolio               44,404                 17,919         22,601         17,621         82,835
 S&P100 Plus Portfolio              74,974                308,152         37,391         27,051        190,209
 Dividend Achievers Portfolio       30,430                 35,580         20,418         13,935         80,130
 Select Value Portfolio              5,978                 52,442         19,000          4,282          8,421
 PSE Tech 100 Index Portfolio       19,782                 77,640         19,000          7,897         20,489
                                 ---------              ---------      ---------      ---------     ----------
 TOTAL                            $219,529               $515,444       $147,207        $92,934       $484,127
                                 =========              =========      =========      =========      =========

  During the year ended December 31 1997, an affiliate of Ziegler received $9,685 representing commissions from the purchases and sales of investments of the Dividend Achievers Portfolio.

3.   INVESTMENT TRANSACTIONS --

  Purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1997 aggregated:

                                    PURCHASES             PROCEEDS FROM SALES
                                   ----------             -------------------
 Tax-Exempt Portfolio            $129,103,310                    $135,820,829
 Government Portfolio              32,265,714                      36,518,827
 S&P100 Plus Portfolio             28,803,895                      15,142,401
 Dividend Achievers Portfolio       5,046,040                       4,104,614
 Select Value Portfolio             8,062,690                       5,001,768
 PSE Tech 100 Index Portfolio      24,397,686                       3,246,329

  Net tax basis unrealized appreciation (depreciation) on investments as of December 31, 1997, included:


                                                                 S&P 100       DIVIDEND         SELECT   PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE          INDEX
                               -----------      ---------     ----------     ----------     ----------     ----------
 Gross unrealized appreciation  $1,617,124       $624,041    $47,952,573    $20,026,476     $1,712,811     $2,184,256
 Gross unrealized (depreciation)        --      (499,690)      (929,167)       (58,838)      (254,009)    (2,185,911)
                               -----------      ---------     ----------     ----------     ----------     ----------
 Net unrealized appreciation
   (depreciation)               $1,617,124       $124,351    $47,023,406    $19,967,638       $918,802       $(1,655)
                               ===========      =========    ===========    ===========      =========     ==========

 Tax basis cost of investments $58,404,025    $39,971,675    $58,263,215    $19,614,348     $7,610,343    $26,810,126
                               ===========    ===========    ===========   ============    ===========    ===========


4.   LINE OF CREDIT --

  The Fund has an available line of credit of $3,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by Ziegler. Each Portfolio's policies allow borrowings for temporary or emergency purposes.

5.   CAPITAL SHARE TRANSACTIONS --

  (a) The Fund has authorized capital of 1,000,000,000 shares at $.001 par value per share. The Fund's shares are divided into the separate portfolios. The Fund's 300,000,000 authorized shares are allocated to the existing portfolios as follows:
                                          AUTHORIZED SHARES
                                          -----------------
   Tax-Exempt Portfolio                      50,000,000
   Government Portfolio                      50,000,000
   S&P100 Plus Portfolio                     50,000,000
   Dividend Achievers Portfolio              50,000,000
   Select Value Portfolio                    50,000,000
   PSE Tech 100 Index Portfolio              50,000,000
                                             ----------
   TOTAL                                    300,000,000
                                            ===========

    The Cash Reserve Portfolio has been allotted 400,000,000 shares, 200,000,000 shares of which are designated as Class X Common Stock (the Retail Class) and 200,000,000 shares of which are designated Class Y Common Stock (the Institutional Class) and the Wisconsin Tax-Exempt Portfolio has been allotted 50,000,000 shares. The remaining 250,000,000 Fund shares may be allocated to any of the above portfolios, the Cash Reserve Portfolio, the Wisconsin Tax-Exempt Portfolio or to new portfolios as determined by the Board of Directors. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio.

  (b) Capital share activity during the years ended December 31, 1996 and December 31, 1997, were as follows:


                                                                 S&P 100       DIVIDEND         SELECT   PSE TECH 100
                                TAX-EXEMPT     GOVERNMENT           PLUS      ACHIEVERS          VALUE         INDEX*<F1>
                               -----------      ---------     ----------     ----------     ----------     ----------
   SHARES OUTSTANDING
     AT DECEMBER 31, 1995        6,010,621      5,116,732      2,922,304      1,496,326        337,356             --
     Shares issued               2,002,713        184,756        659,065        112,219         82,311        558,213
     Shares issued in
      distributions                191,596        214,869        251,205         45,606         66,517         14,582
     Shares redeemed           (1,071,548)      (634,765)      (321,653)      (129,911)       (46,028)       (15,052)
                               -----------      ---------     ----------     ----------     ----------     ----------

   SHARES OUTSTANDING
     AT DECEMBER31, 1996         7,133,382      4,881,592      3,510,921      1,524,240        440,156        557,743
     Shares issued                 108,140        120,669        547,072        103,755        206,442      1,641,640
     Shares issued in
      distributions                277,993        194,941        123,433         26,807         94,057         61,666
     Shares redeemed           (1,189,129)      (814,205)      (271,193)       (80,563)       (36,482)       (70,874)
                               -----------      ---------     ----------     ----------     ----------     ----------

   SHARES OUTSTANDING
     AT DECEMBER 31, 1997        6,330,386      4,382,997      3,910,233      1,574,239        704,173      2,190,175
                                ==========     ==========     ==========     ==========      =========     ==========

*<F1>Amounts shown for the PSE Tech 100 Index Portfolio are the result of the Fund's operations from its commencement of operations on June 10, 1996.


  (c) For the S&P 100 Plus Portfolio, the Dividend Achievers Portfolio, the Select Value Portfolio and the PSE Tech 100 Index Portfolio, the maximum offering price per share is computed based on a maximum sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

    For the Tax-Exempt and Government Portfolios, the maximum offering price per share is computed based on a maximum sales charge of 3.5% of the offering price or 3.62% of the net asset value. For these portfolios the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

6.  FUTURES CONTRACTS WRITTEN --

  An analysis of the futures contracts written for the year ended December 31, 1997, in the S&P 100 Plus and PSE Tech 100 Index Portfolios, respectively, were as follows:

                                                               AGGREGATE FACE
                          NUMBER OF CONTRACTS              VALUE OF CONTRACTS
                           ------------------             -------------------
 S&P 100 PLUS PORTFOLIO:
 Outstanding at December 31, 1996          17                      $6,329,536
 Contracts opened                          37                      13,671,639
 Contracts closed                        (46)                    (18,113,143)
                                       ------                     -----------
 Outstanding at December 31, 1997           8                      $1,888,032
                                       ======                     ===========

                                                               AGGREGATE FACE
                          NUMBER OF CONTRACTS              VALUE OF CONTRACTS
                          -------------------               -----------------
 PSE TECH 100 INDEX PORTFOLIO:
 Outstanding at December 31, 1996           3                        $369,474
 Contracts opened                          20                       2,962,760
 Contracts closed                        (16)                     (2,317,778)
                                        -----                      ----------
 Outstanding at December 31, 1997           7                      $1,014,456
                                        =====                     ===========

The number of financial futures contracts and the gross unrealized appreciation, as of December 31, 1997, for each Portfolio were as follows:

                                                                   UNREALIZED
                          NUMBER OF CONTRACTS                    APPRECIATION
                          -------------------                    ------------
 S&P 100 PLUS PORTFOLIO:
 S&P 500 Financial Futures Contract expiration
   date March 1998                          8                         $70,168
 PSE Tech 100 Index Portfolio:
 PSE Technology 100 Index Futures Contract expiration
   date March 1998                          7                         $12,794


                              TAX-EXEMPT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997


     PRINCIPAL                                                                                   S&P   MOODY'S
        AMOUNT  DESCRIPTION                                                                   RATING    RATING               VALUE
                                                                                                (UNAUDITED)
    ----------  -----------                                                                   ----------------          ----------
LONG-TERM TAX-EXEMPT SECURITIES -- 99.1%
CALIFORNIA -- 5.3%
    $1,000,000  Los Angeles County Public Works Financing Authority, Lease Revenue               AAA       Aaa          $1,003,750
                 Bonds (Multiple Capital Facilities Project IV), 5.25%, due 12-01-2016

     1,000,000  Los Angeles, County Public Works Financing Authority, Capital                    AA-       Aa1             973,750
                Construction and Refunding Bonds, (Los Angeles County Flood
                 Control District), 5.00%, due 03-01-2017

     1,300,000  The Regents of the University of California, Refunding Revenue Bonds             AAA       Aaa           1,244,750
                 (Multiple Purpose Projects), Series C, 4.75%, due 09-01-2016

COLORADO -- 5.5%
     1,310,000  Centennial Water and Sanitation District, Colorado Water and Sewer               AAA       Aaa           1,318,187
                Revenue Refunding Bonds, Series A, 5.125%, due 12-01-2017

     1,015,000  City of Colorado Springs, Colorado Utilities System Improvement                   AA       Aa2           1,016,269
                 and Refunding Revenue Bonds, Series 1994A, 5.10%, due 11-15-2016

     1,000,000  Steamboat Springs School District No. RE-2, Routt County, Colorado,              AAA       Aaa             986,250
                General Obligation Bonds, Series 1997, 5.00%, due 12-01-2017

CONNECTICUT -- 1.7%
     1,000,000  City of Bridgeport, Connecticut, General Obligation Bonds, 1997                  AAA       Aaa           1,012,500
                Series A, 5.250%, due 03-01-2017

FLORIDA -- 3.5%
     1,000,000  State of Florida Full Faith and Credit, State Board of Education, Public         AA+       Aa2             966,250
                 Education Capital Outlay Refunding Bonds, 1995 Series D, 4.75%,
                 due 06-01-2017

     1,200,000  City of Sarasota, Florida, Water and Sewer System Revenue Refunding              AAA       Aaa           1,123,500
                 Bonds, Series 1993-C, 4.50%, due 10-01-2016

GEORGIA -- 4.7%
     1,000,000  Atlanta, Georgia, Public Improvement General Obligation Bonds,                    AA       Aa3           1,003,750
                  Series B, 5.125%, due 12-01-2016

     2,000,000  City of Atlanta, Georgia, Water and Sewerage Revenue Bonds, Series               AAA       Aaa           1,810,000
                  1993, 4.50%, due 01-01-2018

INDIANA -- 6.5%
     1,000,000  Hamilton Southeastern Consolidated School Building Corporation,                  AAA       Aaa           1,010,000
                 (Hamilton County, Indiana) First Mortgage Bonds, Series 1996, 5.25%,
                due 01-15-2017

     1,500,000  Indiana State Office Building Commission Capitol Complex Revenue                 AAA       Aaa           1,933,125
                 Bonds, Series 1990A (Senate Avenue Parking Facility), 7.40%,
                due 07-01-2015

     1,000,000  IPS School Building Corporation (Indianapolis, Indiana) First Mortgage           AAA       Aaa           1,003,750
                 Refunding Bonds, Series 1997, 5.250%, due 07-05-2017

LOUISIANA -- 1.7%
     1,000,000  Orleans Parish, Louisiana, Parishwide School District General                     NR       Aaa             998,750
                  Obligation Bonds, Series A, 5.125%, due 09-01-2018

MASSACHUSETTS -- 5.0%
     1,000,000  Town of Fairhaven, Massachusetts, General Obligation Bonds, 5.250%,              AAA       Aaa           1,015,000
                  due 06-15-2016

     1,000,000  Massachusetts Bay Transportation Authority General Transportation                AAA       Aaa           1,010,000
                 System Bonds, 1995 Series B, 5.25%, due 03-01-2017

     1,000,000  Massachusetts Turnpike Authority, Metropolitan Highway System                    AAA       Aaa           1,011,250
                Revenue Bonds, 1997 Series B (Subordinated), 5.250%,
                due 01-01-2017

MICHIGAN -- 10.0%
     1,000,000  Battle Creek, Michigan, Downtown Development Authority Tax                       AAA        NR             986,250
                 Allocation Bonds, 5.00%, due 05-01-2017

     1,000,000  Board of Control of Grand Valley State University, General Revenue               AAA       Aaa           1,011,250
                 and Refunding Bonds, Series 1997, 5.25%, due 10-01-2017

     1,000,000  Hudsonville Public Schools, Counties of Ottawa and Allegan, State of             AAA       Aaa           1,000,000
                 Michigan, 1997 School Building and Site and Refunding Bonds,
                 (General Obligation-Unlimited Tax), 5.20%, due 05-01-2016

     1,000,000  State Building Authority, State of Michigan, 1993 Revenue Refunding              AAA       Aaa           1,003,750
                 Bonds, Series I, 5.300%, due 10-01-2016

     1,000,000  City of Wyoming, Michigan, Building Authority Bonds, Series 1997,                AAA       Aaa           1,006,250
                (Limited Tax General Obligation), 5.250%, due 05-01-2018

     1,000,000  Zeeland Public Schools, Counties of Ottawa and Allegan, Michigan,                AAA       Aaa           1,008,750
                1997 Refunding Bonds (General Obligation-Unlimited Tax), 5.25%,
                due 05-01-2016

MINNESOTA -- 10.3%
     2,000,000  General Obligation School Building Bonds, Series 1994A, Independent              AAA       Aaa           1,975,000
                 School District No. 270, Hopkins, Minnesota, 4.875%, due 02-01-2014

     1,000,000  Minnesota Public Facilities Authority, Water Pollution Control Revenue           AAA       Aaa           1,038,750
                 Bonds, Series B, 5.40%, due 03-01-2016

     2,000,000  State of Minnesota, General Obligation State Various Purpose Bonds,              AAA       Aaa           2,002,500
                 5.00%, due 08-01-2017

     1,200,000  St. Paul, Minnesota, Independent School District #625, Series A,                 AA+       Aa1           1,165,500
                 General Obligation (Unlimited Tax), 4.75%, due 02-01-2016

MISSISSIPPI -- 1.6%
     1,000,000  Mississippi Development Bank Special Obligation Bonds, Series 1997               AAA       Aaa             987,500
                 (DeSoto County, Mississippi, Convention Center Project), 5.00%,
                due 11-01-2018

MISSOURI -- 6.2%
     1,000,000  School District of Kansas City, Missouri, Building Corporation Insured           AAA       Aaa           1,002,500
                 Leasehold Revenue Bonds, Series 1993, (The School District of Kansas
                 City, Missouri, Capital Improvement Project), 5.00%, due 02-01-2014

     1,750,000  Missouri State Environmental Improvement & Energy Resource                        NR       Aa1           1,743,437
                 Authority, Water Pollution Control Revolving Fund, Series E, 5.125%,
                due 01-01-2019

     1,000,000  City of St. Charles, Missouri, Public Facilities Authority Leasehold             AAA       Aaa           1,008,750
                 Revenue Bonds, Series 1997 (City of St. Charles, Missouri, Lessee),
                 5.050%, due 02-01-2012

NEW JERSEY -- 1.6%
     1,000,000  New Jersey Transportation Trust Fund Authority, Transportation                   AAA       Aaa             986,250
                 System Bonds, 1997 Series A, 5.00%, due 06-15-2018

NEW YORK -- 1.7%
     1,000,000  Montgomery, Otsego, Schoharie Counties, New York, Solid Waste                    AAA       Aaa           1,003,750
                 Management Authority, Revenue Refunding Bonds, Series A, 5.25%,
                due 01-01-2014

NORTH DAKOTA -- 1.9%
     1,120,000  Fargo School District Building Authority, Cass County, North Dakota,              NR       Aaa           1,122,800
                 First Mortgage Revenue Bonds, Series 1997B, 5.20%, due 05-01-2017

OHIO -- 7.6%
     1,400,000  Butler County, Ohio, Transportation Improvement District Revenue                 AAA       Aaa           1,398,250
                 Bonds, Series A, 5.125%, due 04-01-2017

     2,175,000  Columbus, Ohio, General Obligation Bonds, Series 2, 5.0%,                        AAA       Aaa           2,175,000
                due 06-15-2016

     1,000,000  County of Cuyahoga, Ohio, General Obligation (Limited Tax) Various                AA       Aa2           1,026,250
                 Purpose Improvement Bonds, Series 1995, 5.25%, due 11-15-2015

OKLAHOMA -- 1.9%
     1,000,000  Tulsa Industrial Authority Revenue and Refunding Bonds, (The                     AAA       Aaa           1,125,000
                 University of Tulsa) Series 1996A, 6.00%, due 10-01-2016

PENNSYLVANIA -- 12.0%
     2,000,000  Beaver County, Pennsylvania, General Obligation Bonds, 5.15%,                     NR       Aaa           2,000,000
                  due 10-01-2017

     2,000,000  Bethlehem Authority Northampton & Lehigh Counties, Pennsylvania,                 AAA       Aaa           1,952,500
                Water Revenue Refunding Bonds, Series of 1994, 4.875%,
                due 11-15-2014

     1,000,000  The Harrisburg Authority, Dauphin County, Pennsylvania, Tax-Exempt               AAA       Aaa           1,041,250
                 Revenue Bonds (The City of Harrisburg Project), Series II of 1997,
                 5.625%, due 09-15-2017

     1,200,000  County of Montgomery, Pennsylvania, General Obligation Bonds,                    AAA       Aaa           1,227,000
                 Series of 1997, 5.40%, due 09-15-2018

     1,000,000  Commonwealth of Pennsylvania Higher Educational Facilities                       AAA       Aaa           1,008,750
                 Authority Revenue Bonds, State System of Higher Education, Series H,
                5.375%, due 06-15-2018

SOUTH CAROLINA -- 1.7%
     1,000,000  City of Greer, South Carolina, Combined Utility System Revenue                   AAA       Aaa             995,000
                 Bonds, Series 1997, 5.000%, due 09-01-2017

TENNESSEE -- 3.3%
     1,000,000  City of Jackson, Tennessee, General Obligation Refunding and                      NR       Aaa           1,002,500
                 Improvement Bonds, Series 1997, 5.125%, due 03-01-2017

     1,000,000  Tennessee Local Development Authority State Loan Programs Revenue                AAA       Aaa           1,001,250
                 Bonds, 1997 Refunding Series A, 5.125%, due 03-01-2016

VIRGINIA -- 3.3%
     2,000,000  Commonwealth Transportation Board of Virginia, Transportation                     AA       Aa2           2,005,000
                 Revenue Refunding Bonds, Series 1997B, (Northern Virginia Transport
                 District Program), 5.125%, due 05-15-2017

WASHINGTON -- 2.1%
     1,250,000  City of Tacoma, Washington, Water System Revenue Bonds,                          AAA       Aaa           1,257,813
                1997, 5.25%, due 12-01-2017                                                                            -----------

Total Long-Term Tax-Exempt Securities (Cost $58,092,257)                                                                59,709,381

SHORT-TERM TAX-EXEMPT SECURITIES -- 0.5%
MONEY MARKET
      $311,768  Federated Tax-Free Trust                                                                                   311,768
                                                                                                                        ----------
Total Investments                                                                                                      $60,021,149
                                                                                                                       ===========
Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

                              GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997


     PRINCIPAL                                                INTEREST                                  MARKET
        AMOUNT   DESCRIPTION                                      RATE            MATURITY               VALUE
    ----------   ------------                               ----------           ---------             -------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 98.3%
U.S. GOVERNMENT OBLIGATIONS -- 92.7%
    $2,500,000   U.S. Treasury Note                             5.625%          12-31-1999          $2,499,218
     4,300,000   U.S. Treasury Note                            11.625%          11-15-2002           5,361,562
     6,500,000   U.S. Treasury Note                            11.125%          08-15-2003           8,159,528
     9,350,000   U.S. Treasury Note                             7.875%          11-15-2004          10,454,469
     4,575,000   U.S. Treasury Bond                            10.750%          08-15-2005           5,953,219
     5,130,000   U.S. Treasury Note                             6.250%          02-15-2007           5,296,725
                                                                                                   -----------
Total U.S. Government Obligations                                                                   37,724,721
                                                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.6%
       532,636   Pool #407884                                   7.000%          09-15-2025             537,297
       460,541   Pool #420853                                   7.000%          01-15-2026             464,571
       758,793   Pool #422688                                   7.000%          05-15-2026             765,433
       512,257   Pool #451586                                   7.000%          08-15-2027             516,739
                                                                                                    ----------
Total Agency Obligations                                                                             2,284,040
                                                                                                    ----------
Total U.S. Government and Agency Obligations (Cost $39,884,410)                                     40,008,761
                                                                                                   -----------
SHORT-TERMINVESTMENTS -- 0.2%
MONEY MARKET
       $87,265   Dreyfus Treasury Prime Cash Management                                                 87,265
                                                                                                   -----------
Total Short-Term Investments                                                                            87,265
                                                                                                   -----------
Total Investments                                                                                  $40,096,026
                                                                                                   ===========
Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.


                             S&P100 PLUS PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997


                                                   NUMBER
                                                OF SHARES              MARKET
                                             OR PAR VALUE               VALUE
                                             ------------           ---------

COMMON STOCKS -- 97.7%
BASIC INDUSTRIES -- 4.6%
     Aluminum Company of America                    4,800            $337,800
*<F1>Bethlehem Steel Corporation                    3,400              29,325
     Boise Cascade Corporation                      1,466              44,347
     Champion International                         2,900             131,406
     Dow Chemical Company                           6,950             705,425
     Dupont (E.I.) de Nemours
       and Company                                 35,400           2,126,213
     Homestake Mining Company                       4,500              39,937
     International Paper Company                    9,200             396,750
     Monsanto Company                              18,000             756,000
     Weyerhaeuser Company                           6,100             299,281
                                                                 ------------
                                                                    4,866,484
                                                                 ------------
CONSUMER DURABLES -- 3.6%
     Black & Decker Corporation                     2,900             113,281
     Brunswick Corporation                          3,000              90,937
     Chrysler Corporation                          20,500             721,344
     Ford Motor Company                            37,200           1,811,175
     General Motors Corporation                    18,000           1,091,250
                                                                 ------------
                                                                    3,827,987
                                                                 ------------
CONSUMER NONDURABLES -- 8.7%
     Avon Products, Inc.                            4,100             251,638
     Coca-Cola Company                             72,800           4,850,300
     Colgate-Palmolive Company                      8,900             654,150
     Eastman Kodak Company                          9,200             559,475
     Heinz (H.J.) Company                          11,200             569,100
     International Flavors & Fragrances Inc.        3,350             172,525
     PepsiCo, Inc.                                 48,200           1,756,287
     Polaroid Corporation                           1,400              68,163
     Ralston Purina Group                           3,200             297,400
                                                                 ------------
                                                                    9,179,038
                                                                 ------------
CONSUMER SERVICE -- 7.1%
     Walt Disney Company                           21,100           2,090,219
*<F1>Harrah's Entertainment, Inc.                   3,150              59,456
*<F1>Kmart Corporation                             14,800             171,125
     Limited (The), Inc.                            8,239             210,095
     May Department Stores Company                  6,500             342,469
     McDonald's Corporation                        20,300             969,325
     Sears, Roebuck & Co.                          11,500             520,375
     Tandy Corporation                              3,100             119,544
*<F1>Toys "R" Us, Inc.                              8,325             261,717
     Wal-Mart Stores, Inc.                         70,600           2,784,287
                                                                 ------------
                                                                    7,528,612
                                                                 ------------
CAPITAL GOODS -- 11.5%
     Allegheny Teledyne Inc.                        5,292             136,930
     The Boeing Company                            35,812           1,752,550
     Fluor Corporation                              2,100              78,488
     General Dynamics Corporation                   1,900             164,231
     General Electric Company                     103,200           7,572,300
     Minnesota Mining &
       Manufacturing Company                       12,300           1,009,369
     Raytheon Company, Class B Shares              10,200             515,100
     Rockwell International Corporation             6,700             350,075
     United Technologies Corporation                7,300             531,531
                                                                 ------------
                                                                   12,110,574
                                                                 ------------
ENERGY -- 10.8%
     Amoco Corporation                             14,700           1,251,338
+<F2>Atlantic Richfield Company                     9,800             785,225
     Baker Hughes Incorporated                      4,960             216,380
     Coastal Corporation                            3,200             198,200
+<F2>Exxon Corporation                             77,800           4,760,388
     Halliburton Company                            7,600             394,725
     Mobil Corporation                             24,300           1,754,156
     Occidental Petroleum Corporation              10,100             296,056
     Schlumberger Limited                          19,000           1,529,500
     Williams Companies, Inc.                       9,600             272,400
                                                                 ------------
                                                                   11,458,368
                                                                 ------------
FINANCIAL -- 11.1%
     American International Group, Inc.            21,764           2,366,835
     American Express Company                      14,500           1,294,125
     American General Corporation                   7,200             389,250
     BankAmerica Corporation                       27,000           1,971,000
     CIGNA Corporation                              1,800             311,513
     Citicorp                                      17,900           2,263,231
     First Chicago NBD Corp.                        8,725             728,538
     Hartford Financial Services Group              3,600             336,825
     Merrill Lynch &Co., Inc.                      10,000             729,375
     NationsBank Corporation                       22,500           1,368,281
                                                                 ------------
                                                                   11,758,973
                                                                 ------------
HEALTH CARE -- 10.7%
     Baxter International Inc.                      8,300             418,631
     Bristol-Myers Squibb Company                  30,920           2,925,805
     Columbia/HCA Healthcare
       Corporation                                 20,500             607,313
     Johnson & Johnson                             41,900           2,760,162
     Mallinckrodt, Inc.                             2,300              87,400
     Merck & Co., Inc.                             37,500           3,984,375
     Pharmacia & Upjohn, Inc.                      15,560             569,885
                                                                 ------------
                                                                   11,353,571
                                                                 ------------
TECHNOLOGY -- 20.1%
     AMP Incorporated                               6,750             283,500
*<F1>Ceridian Corporation                           2,100              96,206
*<F1>Cisco Systems, Inc.                           37,650           2,098,987
*<F1>Computer Sciences Corporation                  2,300             192,050
*<F1>Digital Equipment Corporation                  4,800             177,600
*<F1>Federal Express Corporation                    3,500             213,719
     Harris Corporation                             2,400             110,100
     Hewlett-Packard Company                       32,500           2,031,250
     Honeywell Inc.                                 3,900             267,150
     International Business Machines
       Corporation                                 31,000           3,241,437
     Intel Corporation                             58,200           4,088,550
*<F1>Microsoft Corporation                         42,500           5,493,125
*<F1>National Semiconductor Corporation             4,800             124,500
     Northern Telecom Limited                       7,900             703,100
*<F1>Oracle Corporation                            30,725             685,552
     Tektronix, Inc.                                1,500              59,531
     Texas Instruments Inc.                        12,100             544,500
*<F1>Unisys Corporation                             5,400              74,925
     Xerox Corporation                              9,891             730,079
                                                                 ------------
                                                                   21,215,861
                                                                 ------------
TRANSPORTATION -- 1.0%
     Burlington Northern
       Santa Fe Corporation                         4,700             436,806
     Delta Air Lines, Inc.                          2,200             261,800
     Norfolk Southern Corporation                  11,400             351,263
                                                                 ------------
                                                                    1,049,869
                                                                 ------------
UTILITIES -- 8.5%
     AT&T Corp.                                    51,992           3,184,510
     American Electric Power
       Company, Inc.                                5,700             294,263
     Ameritech Corporation                         17,300           1,392,650
+<F2>Bell Atlantic Corporation                     24,191           2,201,381
     Entergy Corporation                            7,100             212,556
     MCICommunications Corporation                 21,400             916,187
     Southern Company                              21,100             545,963
     Unicom Corporation                             6,600             202,950
                                                                 ------------
                                                                    8,950,460
                                                                 ------------
Total Common Stocks
     (cost $56,348,334)                                           103,299,797
                                                                 ------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS -- 1.2%
+<F2>U.S. Treasury Bill
       5.54%, due 04-30-1998                   $1,300,000           1,277,969
                                                                 ------------
Total Government
     Obligations (cost $1,276,194)                                  1,277,969
                                                                 ------------
SHORT-TERM INVESTMENTS -- 0.7%
MONEY MARKET
     Dreyfus Cash Management Plus                 691,449             691,449
     Federated Master Trust                        18,106              18,106
                                                                 ------------
Total Short-Term Investments                                          709,555
                                                                 ------------
Total Investments                                                $105,287,321
                                                                =============

FUTURES CONTRACTS
FUTURES
*<F1>S&P 500 Index Future expires
       March, 1998                                      8           1,958,200
                                                                 ------------

Total Futures Contracts
       (cost $1,888,032)                                            1,958,200
                                                                 ------------

*<F1> Non-income producing
+<F2> Segregated as collateral against futures

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.


                          DIVIDEND ACHIEVERS PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997


                                                   NUMBER              MARKET
                                                OF SHARES               VALUE
                                               ----------             -------
COMMON STOCKS -- 98.4%
CONSUMER NONDURABLES -- 18.4%
     Coca-Cola Company                             16,000          $1,066,000
     Gillette Company                              21,600           2,169,450
     Heinz (H.J.)Company                           15,000             762,188
     Kimberly-Clark Corporation                    21,600           1,065,150
     PepsiCo, Inc.                                 37,000           1,348,187
     Sherwin-Williams Company                      31,400             871,350
                                                                   ----------
                                                                    7,282,325
                                                                   ----------
CONSUMER SERVICE -- 10.8%
     Walt Disney Company                           10,000             990,625
     McDonald's Corporation                        21,600           1,031,400
     McGraw-Hill, Inc.                              8,500             629,000
*<F1>Tricon Global Restaurants, Inc.                3,700             107,531
     Walgreen Company                              48,000           1,506,000
                                                                   ----------
                                                                    4,264,556
                                                                   ----------
CONSUMER NONCYCLICAL -- 2.3%
     Becton, Dickinson &Company                    18,000             900,000
                                                                   ----------
                                                                      900,000
                                                                   ----------
CAPITAL GOODS -- 9.7%
     Avery-Dennison Corporation                    28,400           1,270,900
     General Electric Company                      24,000           1,761,000
     Minnesota Mining &
       Manufacturing Company                       10,000             820,625
                                                                   ----------
                                                                    3,852,525
                                                                   ----------
ENERGY -- 11.0%
     Mobil Corporation                             14,400           1,039,500
     Royal Dutch Petroleum Company                 24,000           1,300,500
     Tidewater, Inc.                                9,000             496,125
     Williams Companies, Inc.                      54,000           1,532,250
                                                                   ----------
                                                                    4,368,375
                                                                   ----------
FINANCIAL -- 14.9%
     Banc One Corporation                          10,000             543,125
     BankAmerica Corporation                       20,000           1,460,000
     Federal Home Loan Mortgage
       Corporation                                 16,000             671,000
     Federal National Mortgage
       Association                                 36,000           2,054,250
     Jefferson-Pilot Corporation                   15,000           1,168,125
                                                                   ----------
                                                                    5,896,500
                                                                   ----------
HEALTH CARE -- 10.7%
     Bristol-Myers Squibb Company                   6,000             567,750
     Johnson & Johnson                             21,600           1,422,900
     Merck & Co., Inc.                             12,000           1,275,000
     Pfizer,Inc.                                   13,000             969,313
                                                                   ----------
                                                                    4,234,963
                                                                   ----------
INDUSTRIAL -- 3.0%
     Illinois Tool Works, Inc.                     20,000           1,202,500
                                                                   ----------
                                                                    1,202,500
                                                                   ----------
TECHNOLOGY -- 13.4%
     Diebold, Inc.                                 36,562           1,850,951
     Hewlett-Packard Company                       20,000           1,250,000
     International Business Machines
       Corporation                                  5,000             522,812
     Intel Corporation                             16,200           1,138,050
     Xerox Corporation                              7,000             516,688
                                                                   ----------
                                                                    5,278,501
                                                                   ----------
UTILITIES -- 4.2%
     Southwestern Bell Corporation                 10,800             791,100
     Sprint Corporation                            15,000             879,375
                                                                   ----------
                                                                    1,670,475
                                                                   ----------
Total Common Stocks
     (cost $18,983,082)                                            38,950,720
                                                                   ----------
SHORT-TERM INVESTMENTS -- 1.6%
MONEYMARKET
     Dreyfus Cash Management Plus                 586,414             586,414
     Federated Master Trust                        44,852              44,852
                                                                   ----------
Total Short-Term Investments                                          631,266
                                                                   ----------
Total Investments                                                 $39,581,986
                                                                  ===========

* <F1>Non-income producing

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.


                             SELECT VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997


                                                   NUMBER
                                                OF SHARES              MARKET
                                             OR PAR VALUE               VALUE
                                             ------------             -------
AUTOS & TRANSPORTATION -- 1.9%
*<F1>Gulfstream Aerospace Corporation               5,600            $163,800
                                                                   ----------
                                                                      163,800
                                                                   ----------
CONSUMER DISCRETIONARY -- 28.0%
*<F1>Bell & Howell Company                          9,100             220,106
*<F1>Brylane Inc.                                   5,100             251,175
*<F1>CDI Corp.                                      5,000             228,750
     Fingerhut Companies, Inc.                      8,400             179,550
*<F1>Furniture Brands International, Inc.          10,000             205,000
     Harman International Industries, Inc.          1,900              80,631
     Harland (John H.) Company                      4,300              90,300
     Kellwood Co                                    5,600             168,000
     Libbey, Inc.                                   4,200             159,075
*<F1>Tommy Hilfiger Corporation                     4,200             147,525
*<F1>United Stationers Inc.                         5,200             250,250
*<F1>World Color Press, Inc.                        9,000             239,063
*<F1>Zale Corporation                               6,800             156,400
                                                                   ----------
                                                                    2,375,825
                                                                   ----------
CONSUMER STAPLES -- 1.6%
     International Multifoods Corporation           4,700             133,069
                                                                   ----------
                                                                      133,069
                                                                   ----------
ENERGY -- 5.0%
*<F1>Forcenegery Inc.                               6,300             164,981
*<F1>Newfield Exploration Company                     900              20,981
*<F1>Santa Fe Energy Resources, Inc.                9,400             105,750
*<F1>Swift Energy Company                           6,240             131,430
                                                                   ----------
                                                                      423,142
                                                                   ----------
FINANCIAL -- 22.8%
     Advanta Corporation, Class B                   3,100              78,662
     American General Hospitality
       Corporation                                  7,000             187,250
     American Heritage Life Investment
       Corporation                                  3,900             140,400
     CMACInvestment Corporation                     3,600             217,350
     Enhance Financial Services Group Inc.          3,400             202,300
*<F1>FIRSTPLUS Financial Group, Inc.                4,800             184,200
     Fremont General Corporation                    4,100             224,475
*<F1>Highlands Insurance Group, Inc.                4,100             116,337
     Horace Mann Educators Corporation              5,000             142,188
     Parkway Properties, Inc.                       3,600             123,525
     Peoples Heritage Financial Group, Inc.         3,400             156,400
     Prentiss Properties Trust                      5,800             162,038
                                                                   ----------
                                                                    1,935,125
                                                                   ----------
HEALTH CARE -- 8.1%
     Integrated Health Services, Inc.               8,200             255,737
*<F1>Marquette Medical Systems, Inc.                3,900             103,838
*<F1>Sierra Health Services, Inc.                   2,900              97,513
*<F1>Trigon Healthcare, Inc.                        8,900             232,512
                                                                   ----------
                                                                      689,600
                                                                   ----------
MATERIALS & PROCESSING -- 7.5%
     Hughes Supply, Inc.                            6,200             216,612
*<F1>International Specialty Products, Inc.  .     13,900             207,631
*<F1>UCARInternational Inc.                         5,400             215,663
                                                                   ----------
                                                                      639,906
                                                                   ----------
PRODUCER DURABLES -- 13.0%
     AGCOCorporation                                5,700             166,725
     Cincinnati Milacron, Inc.                      7,700             199,719
     General Cable Corp.                            4,700             170,081
*<F1>MagneTek, Inc.                                 9,700             189,150
     Pentair Inc.                                   6,400             230,000
     TriMas Corporation                             4,400             151,250
                                                                   ----------
                                                                    1,106,925
                                                                   ----------

TECHNOLOGY -- 7.3%
*<F1>Coherent, Inc.                                 7,100             249,387
*<F1>Computer Products, Inc.                        1,500              33,938
     Galileo International, Inc.                    5,300             146,413
*<F1>Zebra Technologies Corporation                 6,500             193,375
                                                                   ----------
                                                                      623,113
                                                                   ----------
Total Common Stocks
     (cost $7,171,703)                                              8,090,505
                                                                   ----------
SHORT-TERM INVESTMENTS -- 5.2%
COMMERCIAL PAPER -- 3.5%
     General Electric Capital
       Corporation, 5.83%,
       due 01-07-1998                            $300,000             300,000
                                                                   ----------
                                                                      300,000
                                                                   ----------
MONEY MARKET -- 1.7%
     Dreyfus Cash Management Plus                  96,180              96,180
     Federated Master Trust                        42,460              42,460
                                                                   ----------
                                                                      138,640
                                                                   ----------
Total Short-Term Investments                                          438,640
                                                                   ----------
Total Investments                                                  $8,529,145
                                                                   ==========

*<F1>Non-income producing

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.


                          PSE TECH 100 INDEX PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

                                                   NUMBER
                                                OF SHARES              MARKET
                                             OR PAR VALUE               VALUE
                                             ------------             -------
COMMON STOCKS -- 96.5%
BIOTECHNOLOGY --6.8%
*<F1>Amgen, Inc.                                    7,100            $384,288
*<F1>Biogen, Inc.                                   7,100             258,262
*<F1>Centocor, Inc.                                 7,100             236,075
*<F1>Chiron Corporation                             7,100             120,700
*<F1>Genentech, Inc.                                7,100             430,438
*<F1>Immunex Corporation                            7,100             383,400
*<F1>Xoma Corporation                               7,100              39,494
                                                                  -----------
                                                                    1,852,657
                                                                  -----------
CAD/CAM -- 2.3%
     Autodesk, Inc.                                 7,100             262,700
*<F1>Evans & Sutherland Computer
       Corporation                                  7,100             205,900
*<F1>Intergraph Corporation                         7,100              71,000
*<F1>Mentor Graphics Corporation                    7,100              68,781
*<F1>QMS, Inc.                                      7,100              18,194
                                                                  -----------
                                                                      626,575
                                                                  -----------
DATA COMMUNICATIONS -- 13.7%
*+   3Com Corporation                               7,100             248,056
<F1><F2>
*+   Adaptec, Inc.                                  7,100             263,587
<F1><F2>
*+   ADC Telecommunications, Inc.                   7,100             296,425
<F1><F2>
*<F1>Ascend Communications                          7,100             173,950
*<F1>Bay Networks, Inc.                             7,100             181,494
*<F1>Cabletron Systems, Inc.                        7,100             106,500
*<F1>Cendant Corporation                            7,100             244,063
*<F1>Cisco Systems, Inc.                            7,100             395,825
*<F1>DSCCommunications Corporation                  7,100             170,400
     Lucent Technologies                            7,100             567,112
*<F1>Newbridge Networks Corporation                 7,100             247,613
     Scientific - Atlanta, Inc.                     7,100             118,925
*<F1>Standard Microsystems Corporation              7,100              61,681
     Symbol Technologies, Inc.                      7,100             268,025
*<F1>Tellabs, Inc.                                  7,100             375,412
                                                                  -----------
                                                                    3,719,068
                                                                  -----------

DATA STORAGE AND PROCESSING -- 3.5%
*<F1>Applied Magnetics Corporation                  7,100              78,988
*<F1>Exabyte Corporation                            7,100              45,706
*<F1>Komag, Incorporated                            7,100             105,612
*<F1>Quantum Corporation                            7,100             142,444
*<F1>Seagate Technology, Inc.                       7,100             136,675
*<F1>Storage Technology Corporation                 7,100             439,756
                                                                  -----------
                                                                      949,181
                                                                  -----------
ELECTRONIC EQUIPMENT -- 3.0%
     AMP Incorporated                               7,100             298,200
     Linear Technologies                            7,100             409,138
     Sensormatic Electronics Corporation            7,100             116,706
                                                                  -----------
                                                                      824,044
                                                                  -----------
INFORMATION PROCESSING -- 9.1%
*+   America Online, Inc.                           7,100             633,231
<F1><F2>
     Automatic Data Processing, Inc.                7,100             435,762
*<F1>Ceridian Corporation                           7,100             325,269
*<F1>Computer Sciences Corporation                  7,100             592,850
     Comsat Corporation                             7,100             172,175
     Electronic Data Systems                        7,100             311,956
                                                                  -----------
                                                                    2,471,243
                                                                  -----------
LARGE DIVERSIFIED COMPUTER
  MANUFACTURING -- 4.1%
*<F1>Digital Equipment Corporation                  7,100             262,700
     International Business
       Machines Corporation                         7,100             742,394
*<F1>Unisys Corporation                             7,100              98,513
                                                                  -----------
                                                                    1,103,607
                                                                  -----------
MEDICAL TECHNOLOGY -- 7.8%
*+   Acuson Corporation                             7,100             117,594
<F1><F2>
     Biomet, Inc.                                   7,100             181,937
*<F1>Boston Scientific Corporation                  7,100             325,713
*<F1>Coherent, Inc.                                 7,100             249,387
*<F1>Genzyme Corporation                            7,100             197,025
     Medtronic, Inc.                                7,100             371,419
     Shared Medical Systems Corporation             7,100             468,600
*<F1>St. Jude Medical, Inc.                         7,100             216,550
                                                                  -----------
                                                                    2,128,225
                                                                  -----------

MICRO COMPUTER MANUFACTURERS -- 6.4%
*+   Apple Computer, Inc.                           7,100              93,188
<F1><F2>
*<F1>Compaq Computer Corporation                    7,100             400,706
*<F1>Data General Corporation                       7,100             123,806
*<F1>Dell Computer Corporation                      7,100             596,400
*<F1>Gateway 2000, Inc.                             7,100             231,637
*<F1>Sun Microsystems, Inc.                         7,100             283,113
                                                                  -----------
                                                                    1,728,850
                                                                  -----------
MINI AND MAINFRAME COMPUTER
  MANUFACTURERS -- 3.7%
*<F1>EMC Corporation                                7,100             194,806
     Hewlett-Packard Company                        7,100             443,750
*<F1>Silicon Graphics, Inc.                         7,100              88,306
*<F1>Stratus Computer, Inc.                         7,100             268,469
                                                                  -----------
                                                                      995,331
                                                                  -----------
OFFICE AUTOMATION EQUIPMENT -- 3.1%
     Harris Corporation                             7,100             325,712
     Xerox Corporation                              7,100             524,069
                                                                  -----------
                                                                      849,781
                                                                  -----------
SEMICONDUCTOR CAPITAL EQUIPMENT
  MANUFACTURERS -- 3.9%
*+   Analog Devices, Inc.                           7,100             196,581
<F1><F2>
*<F1>Applied Materials, Inc.                        7,100             213,888
*<F1>KLA Instruments Corporation                    7,100             274,237
*<F1>Kulicke & Soffa Industries, Inc.                7,100             132,238
*<F1>Novellus Systems, Inc.                         7,100             229,419
                                                                  -----------
                                                                    1,046,363
                                                                  -----------
SEMICONDUCTOR MANUFACTURERS -- 7.9%
*<F1>Advanced Micro Devices, Inc.                   7,100             127,356
*#   Chips &Technologies, Inc.                      7,100             102,506
<F1><F3>
*<F1>Cypress Semiconductor Corporation              7,100              60,350
     Intel Corporation                              7,100             498,775
*<F1>Micron Technology, Inc.                        7,100             184,600
     Motorola, Inc.                                 7,100             405,144
*<F1>National Semiconductor Corporation             7,100             184,156
     Texas Instruments Inc.                         7,100             319,500
*<F1>Xilinx, Inc.                                   7,100             248,944
                                                                  -----------
                                                                    2,131,331
                                                                  -----------
SOFTWARE PRODUCTS -- 11.5%
+<F2>Adobe Systems, Inc.                            7,100             292,875
*<F1>BMC Software, Inc.                             7,100             465,937
*<F1>Borland International, Inc.                    7,100              51,919
*<F1>Cadence Design Systems, Inc.                   7,100             173,950
     Computer Associates
       International, Inc.                          7,100             375,413
*<F1>Informix Corporation                           7,100              33,725
*<F1>Microsoft Corporation                          7,100             917,675
*<F1>Novell, Inc.                                   7,100              53,250
*<F1>Oracle Corporation                             7,100             158,419
*<F1>PeopleSoft, Inc.                               7,100             276,900
*<F1>Sybase, Inc.                                   7,100              94,519
*<F1>Symantec Corporation                           7,100             155,756
*<F1>System Software Associates, Inc.               7,100              62,125
                                                                  -----------
                                                                    3,112,463
                                                                  -----------
TEST, ANALYSIS, AND INSTRUMENTATION
  EQUIPMENT -- 9.7%
     General Signal Corporation                     7,100             299,531
     Honeywell Inc.                                 7,100             486,350
     Millipore Corporation                          7,100             240,956
     Perkin-Elmer Corporation                       7,100             504,544
     Tektronix, Inc.                                7,100             281,781
*<F1>Teradyne, Inc.                                 7,100             227,200

TEST, ANALYSIS, AND INSTRUMENTATION
  EQUIPMENT -- 9.7% (Continued)
*<F1>Thermo Instrument Systems, Inc.                7,100             244,506
     Varian Associates, Inc.                        7,100             358,994
                                                                  -----------
                                                                    2,643,862
                                                                  -----------
Total Common Stocks
  (Cost $26,196,955)                                               26,182,581
                                                                  -----------
GOVERNMENT SECURITIES -- 0.4%
+<F3>U.S. Treasury Bill, 5.06%,
       due 07-23-1998                             $50,000              48,536
+<F3>U.S. Treasury Bill, 5.09%,
       due 08-20-1998                             $50,000              48,329
                                                                  -----------
Total Government Securities
  (Cost $96,940)                                                       96,865
                                                                  -----------

SHORT-TERM INVESTMENTS -- 1.9%
MONEY MARKET
     Dreyfus Cash Management Plus                 474,842            $474,842
     Federated Master Trust                        54,183              54,183
                                                                  -----------
Total Short-Term Investments                                          529,025
                                                                  -----------
TOTAL INVESTMENTS                                                 $26,808,471
                                                                  ===========
FUTURES CONTRACTS
FUTURES
     PSE Technology 100 Index,
       Expiring March 1998                              7           1,027,250
                                                                  -----------
Total Futures Contracts
  (Cost $1,014,456)                                                 1,027,250
                                                                  -----------

*<F1>Non-income producing
+<F2>Segregated as collateral against futures
#<F3>Tendered

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
 Principal Preservation Portfolios, Inc. and the Shareholders of the Tax-Exempt,
 Government, S&P 100 Plus, Dividend Achievers,
 Select Value and PSETech 100 Index Portfolios:

  We have audited the accompanying balance sheets, including the schedules of investments, of the PRINCIPAL PRESERVATION PORTFOLIOS, INC. (a Maryland corporation) Tax-Exempt, Government, S&P 100 Plus, Dividend Achievers, Select Value and PSE Tech 100 Index Portfolios as of December 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended (the period June 10, 1996 to December 31, 1997 for the PSE Tech 100 Index Portfolio) and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the depositories, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Principal Preservation Portfolios, Inc. Tax-Exempt, Government, S&P 100 Plus, Dividend Achievers, Select Value and PSE Tech 100 Index Portfolios as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (the period June 10, 1996 to December 31, 1997 for the PSE Tech 100 Index Portfolio) and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                   /s/ Arthur Andersen LLP

                                                   ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin,
January 16, 1998.

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
   R.D. Ziegler, Chairman, Director
   Richard H. Aster, M.D., Director
   Augustine J. English, Director
   Ralph J. Eckert, Director
   Robert J. Tuszynski, President, Director
   Frank Ciano, Chief Financial Officer and Treasurer
   John Lauderdale, Vice President of Marketing
   S. Charles O'Meara, Secretary
   Marc Dion, Vice President

INVESTMENT ADVISORS
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

   Skyline Asset Management
   311 South Wacker Drive, Suite 4500
   Chicago, Illinois 60606

   PanAgora Asset Management, Inc.
   260 Franklin Street
   Boston, Massachusetts 02110

DISTRIBUTOR, TRANSFER AND DIVIDEND
DISBURSING AGENT, DEPOSITORY AND FUND ACCOUNTANT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

CUSTODIAN
   Principal Preservation Portfolios, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

AUDITOR
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

"Standard & Poor's," "Standard &Poor's 100," "S&P," "100" are trademarks of Standard &Poor's Corporation and have been licensed for use by B.C. Ziegler and Company.

PSE is the service mark of the Pacific Stock Exchange Incorporated and has been licensed for use by B.C. Ziegler and Company.

This report has been prepared for the information of shareholders of Principal Preservation Portfolios, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

PP 343-2/98